As filed with the Securities and Exchange Commission on July 26, 1999
                                                     Registration Nos. 333-47467
                                                                       811-08689
================================================================================

                       SECURITIES AND EXCHANGE COMMISSION
                              Washington, DC 20549
                                    FORM N-1A

REGISTRATION STATEMENT UNDER THE SECURITIES ACT OF 1933                    |X|
                      Pre-Effective Amendment No.                          |_|
                      Post-Effective Amendment No. 1                       |X|

                                     and/or

REGISTRATION STATEMENT UNDER THE INVESTMENT COMPANY ACT OF 1940            |X|
                      Amendment No.  3                                     |X|
                        (Check appropriate box or boxes.)

                              --------------------


                              THE NEVIS FUND, INC.
               --------------------------------------------------
               (Exact Name of Registrant as Specified in Charter)


                              1119 St. Paul Street
                               Baltimore, MD 21202
                     ---------------------------------------
                     (Address of Principal Executive Office)


       Registrant's Telephone Number, including Area Code: (410) 385-2645
                                                           --------------

                            David R. Wilmerding, III
                                    President
                              The Nevis Fund, Inc.
                              1119 St. Paul Street
                               Baltimore, MD 21202
                     ---------------------------------------
                     (Name and Address of Agent for Service)

                                   Copies to:

                              Alan C. Porter, Esq.
                             Piper & Marbury L.L.P.
                          1200 Nineteenth Street, N.W.
                              Washington, DC 20036

     Approximate Date of Proposed Offering: As soon as practicable after the effective date of this Registration Statement.

It is proposed that this filing will become effective (check appropriate box)

     |_|  immediately upon filing pursuant to paragraph (b)

     |_|  on _____________ pursuant to paragraph (b)

     |X|  60 days after filing pursuant to paragraph (a)(1)

     |_|  on (date) pursuant to paragraph (a)(1)

     |_|  75 days after filing pursuant to paragraph (a)(2)

     |_|  on (date) pursuant to paragraph (a)(2) of Rule 485

If appropriate, check the following box:

     |_| This post-effective amendment designates a new effective date for a previously filed post-effective amendment.

================================================================================

                              THE NEVIS FUND, INC.

                              CROSS REFERENCE SHEET

                                     Part A


Form N-1A Item No.                                                              Section in Prospectus
------------------                                                              ---------------------
1.   Front and Back Cover Pages.............................................    Front Cover Page; Back Cover Page

2.   Risk/Return Summary: Investments, Risks, and Performance...............    An Overview of the Fund

3.   Risk/Return Summary: Fee Table.........................................    Fees and Expenses

4.   Investment Objectives, Principal Investment Strategies, and
     Related Risks..........................................................    An Overview of the Fund; The
                                                                                Fund's Investments and
                                                                                Strategies; Principal Risks

5.   Management's Discussion of Fund Performance............................    Not applicable

6.   Management, Organization, and Capital Structure........................    Fund Management; Where to Find
                                                                                More Information

7.   Shareholder Information................................................    Purchasing and Selling Fund
                                                                                Shares; Dividends, Distributions
                                                                                and Taxes

8.   Distribution Arrangements..............................................    Not applicable

9.   Financial Highlights Information.......................................    Financial Highlights

                              THE NEVIS FUND, INC.

                              CROSS REFERENCE SHEET

                                     Part B


                                                                                Section in Statement of
Form N-1A Item No.                                                              Additional Information
------------------                                                              ----------------------
10.  Cover Page and Table of Contents.......................................    Cover Page

11.  Fund History...........................................................    General Information

12.  Description of the Fund and Its Investments and Risks..................    The Fund's Investments and
                                                                                Strategies; Portfolio
                                                                                Transactions and Brokerage

13.  Management of the Fund.................................................    Fund Management

14.  Control Persons and Principal Holders of Securities....................    Fund Management

15.  Investment Advisory and Other Services.................................    Fund Management

16.  Brokerage Allocation and Other Practices...............................    Fund Management; General
                                                                                Information

17.  Capital Stock and Other Securities.....................................    Portfolio Transactions and
                                                                                Brokerage

18.  Purchase, Redemption, and Pricing of Shares............................    Description of Capital Stock

19.  Taxation of the Fund...................................................    Purchasing and Selling Fund
                                                                                Shares

20.  Underwriters...........................................................    Taxation

21.  Calculation of Performance Data........................................    Fund Performance

22.  Financial Statements...................................................    Financial Statements

THE NEVIS FUND, INC.

PROSPECTUS

September __, 1999


The Nevis Fund, Inc. is a no-load mutual fund seeking long-term capital appreciation.

This prospectus gives you important information about the Fund that you should know before investing. Please read this prospectus and keep it for future reference.

The Securities and Exchange Commission has not approved the Fund's shares or determined whether this prospectus is accurate or complete. It is a crime for anyone to tell you otherwise.



                            -------------------------


                         Nevis Capital Management, Inc.
                               Investment Adviser

                             AN OVERVIEW OF THE FUND

     The Fund is a mutual fund. Mutual funds pool shareholders money and, using professional investment managers, invest it in securities.

     The Fund has an investment goal and strategies for reaching that goal. The investment adviser invests the Fund's assets in a way that it believes will help the Fund achieve its goal. Still, investing in the Fund involves risk, and there is no guarantee that the Fund will achieve its goal. The investment adviser's judgments about the markets, the economy, or companies may not anticipate actual market movements, economic conditions or company performance, and these judgments may affect the return on your investment. In fact, no matter how good a job the investment adviser does, you could lose money on your investment in the Fund, just as you could with other investments. Fund shares are not bank deposits and are not insured or guaranteed by the FDIC or any government agency.

Investment Goals and Strategies of the Fund

     The Fund's goal is long-term capital appreciation. The Fund seeks to produce equity rates of return for shareholders that are consistently better than the Standard & Poor's 500 Stock Price Index (the S&P 500 Index).

     The Fund's investment strategy is founded on the belief that over time the performance of a company's stock will track the growth of its earnings. The Fund's investment adviser will select investments for the Fund characterized by businesses that generate high returns on invested capital and have strong, positive cash flows. When analyzing a company's earnings growth, the investment adviser attempts to determine its "real" operating earnings power. The investment adviser is not interested in companies that report unsustainable earnings growth attributable to investment income, extraordinary gains or accounting legerdemain.

     The Fund's investment strategy also requires the investment adviser to be sensitive to valuation when selecting stocks for the Fund's portfolio. Typically, the stocks purchased by the Fund will have a price earnings (P/E) multiple no greater than 75% of the company's long-term sustainable growth rate. The Fund's investment adviser pays careful attention to a company's capital structure, preferring companies with conservatively capitalized balance sheets that are self-financing.

Principal Risks of Investing in the Fund

     The value of your investment in the Fund is based on the market prices of the securities the Fund holds. Since it purchases equity securities, the Fund is subject to the risk that stock prices will fall over short or extended periods of time. These price movements, sometimes called volatility, may be greater or lesser depending on the types of securities the Fund owns and the markets in which they trade. Historically, the equity markets have moved in cycles, and the value of the Fund's equity securities may fluctuate significantly from day to day. Individual companies may report poor results or be negatively affected by industry and/or economic trends and developments. The prices of securities issued by such companies may suffer a decline in response. These factors contribute to price volatility, which is the principal risk of investing in the Fund.

     The smaller capitalization companies the Fund invests in may be more vulnerable to adverse business or economic events than larger, more established companies. These companies typically have relatively lower revenues, limited product lines and lack of management depth, and may have a smaller share of the market for their products or services, than larger capitalization companies.

     The Fund is non-diversified, which means that it may invest in the securities of relatively few companies. As a result, the Fund may be more susceptible to a single adverse economic or regulatory occurrence affecting one or more of these companies and may experience increased volatility due to its investments in those securities.

Performance Information

     The performance table below illustrates the risks of an investment in the Fund by comparing the Fund's average annual total return for the period ended December 31, 1998 to the S&P 500 Index and the Russell 2000 Index. Of course, the Fund's past performance does not necessarily indicate how the Fund will perform in the future.

                                                     Since Inception
                                                     ---------------

    The Nevis Fund, Inc.                                    %*
    S&P 500                                                 %**
    Russell 2000                                            %**


    ---------------
      * Shares of the Fund were offered beginning June 29, 1998. For the period from January 1, 1999 to June 30,
        1999 the Fund's total return was ___%.

     ** Since June 30, 1998.

     What is an Index?

     An index measures the market prices of a specific group of securities in a particular market or securities in a market sector. You cannot invest directly in an index. Unlike a mutual fund, an index does not have an investment adviser and does not pay any commissions or expenses. If an index had expenses, its performance would be lower. The S&P 500 Index is a widely-recognized, market value weighted (higher market value stocks have more influence than lower market value stocks) index of 500 stocks designed to mimic the overall equity market's industry weightings. The Russell 2000 Index is a widely-recognized, capitalization weighted (companies with larger market capitalizations have more influence than those with smaller market capitalizations) index of the 2,000 smallest companies in the Russell 3000 Index representing 7% of the Russell 3000 total market capitalization. The Russell 3000 Index is composed of 3,000 large U.S. companies ranked by market capitalization, representing approximately 98% of the U.S. equity market.


                                FEES AND EXPENSES

     This table describes the shareholder fees that you may pay if you purchase or sell Fund shares. You would pay these fees directly from your investment in the Fund:

    Maximum Sales Charge (Load) Imposed
        on Purchases (as a % of offering price)                        None
    Maximum Deferred Sales Charge (Load)
        (as a % of net asset value)                                    None
    Maximum Sales Charge (Load) Imposed
        on Reinvested Dividends and other
        Distributions (as a % of offering price)                       None
    Redemption Fee (as a % of amount redeemed)                         1.00%*

    ----------------
    * Shares redeemed within 90 days of their purchase are subject to a 1% redemption fee which may be waived by the Fund. See "Purchasing and Selling Fund Shares - Selling Shares."

     Every mutual fund has operating expenses to pay for services such as professional advisory, distribution, shareholder, administration and custody services and other costs of doing business. This table describes the highest fees and expenses that you may pay indirectly if you buy and hold shares of the Fund.

Annual Fund Operating Expenses (expenses deducted from Fund assets)

    Investment Advisory Fees                                           1.50%
    Distribution (12b-1) and Service Fees                               .00%
    Other Expenses                                                      .00%*
    Total Annual Fund Operating Expenses                               1.50%*

    -----------------
    * The Fund's investment adviser has contractually agreed to pay all ordinary expenses of the Fund's operations. For more information about fees and expenses, see "Fund Management -
      Investment Adviser."

Example

     This example is intended to help you compare the cost of investing in the Fund with the cost of investing in other mutual funds. The example assumes that you invest $10,000 in the Fund for the time periods indicated and that you sell your shares at the end of the period.

     The example also assumes that each year your investment has a 5% return and Fund expenses remain the same. Although your actual costs and returns might be different, your approximate costs of investing $10,000 in the Fund would be:

            1 Year           3 Years           5 Years          10 Years
            $----            $----             $----            $----


                      THE FUND'S INVESTMENTS AND STRATEGIES

     This prospectus describes the Fund's primary investment strategies, and the Fund will normally invest at least 65% of its assets in the types of securities described in this prospectus. However, the Fund also may invest in other securities, use other strategies and engage in other investment practices. These investments and strategies, as well as those described in this prospectus, are described in detail in our Statement of Additional Information. Of course there is no guarantee that the Fund will achieve its investment goal.

Equity Securities

     Equity securities are the fundamental unit of ownership in a company. They represent a share of the company's earnings and assets, after it pays its liabilities. Equity securities offer greater potential for appreciation than other types of securities because their value increases directly with the value of the company's business. Equity securities include publicly and privately issued common and preferred stocks, warrants, rights to subscribe to common stock and convertible securities, as well as instruments that attempt to track the price movement of equity indices.

     Common stocks are the most prevalent type of equity security. Common stockholders receive the residual value of the company's earnings and assets after the company pays its creditors and any preferred stockholders. As a result, changes in a issuer's earnings directly influence the value of its common stock.

     Holders of preferred stocks have the right to receive specified dividends before the company makes payments on its common stock. Some preferred stocks also participate in dividends and other distributions paid on common stock. Preferred stocks may permit the company to redeem the stock.

     Warrants give the Fund the option to buy a company's equity securities at a specified price (the exercise price) at a specified future date (the expiration date). The Fund may buy the designated securities by paying the exercise price before the expiration date. Warrants may become worthless if the price of the stock does not rise above the exercise price by the expiration date. This increases the market risks of warrants as compared to the underlying security. Rights are the same as warrants, except companies typically issue rights to existing shareholders.

Temporary Investments

     The investments and strategies described in this prospectus are those that we use under normal conditions. During unusual economic or market conditions, or for temporary defensive or liquidity purposes, the Fund may invest up to 100% of its assets in cash and short-term securities that may not ordinarily be consistent with the Fund's goals. The Fund will do so only if the investment adviser believes that the risk of loss outweighs the opportunity for gains.


                                 PRINCIPAL RISKS

     There are risks associated with investing in the types of securities in which the Fund invests. As a result, the Fund is a suitable investment only for those investors who have long-term investment goals. Prospective investors who are uncomfortable with an investment that will fluctuate in value should not invest in the Fund.

Market Risk

     Investments in equity securities are subject to market risks that may cause their prices to fluctuate over time. The value of securities convertible into equity securities, such as warrants or convertible debt, also is affected by prevailing interest rates, the credit quality of the issuer and any call provision. From time to time "value" investing falls out of favor with investors. When it does, there is the risk that the market will not recognize a company's improving fundamentals as quickly as it normally would. During these periods, the Fund's relative performance may suffer.

     Fluctuations in the value of equity securities in which the Fund invests will cause the Fund's net asset value to fluctuate. An investment in a portfolio of equity securities may be more suitable for long-term investors who can bear the risk of these share price fluctuations.

Smaller Capitalization Company Risk

     The Fund may invest in smaller capitalization companies. These companies may be more vulnerable to adverse business or economic events than larger, more established companies. Smaller capitalization companies typically have relatively lower revenues, limited product lines and lack of management depth, and may have a smaller share of the market for their products or services, than larger capitalization companies. Therefore, small-cap stocks may be more volatile than those of larger companies. The stocks of smaller capitalization companies tend to have less trading volume than the stocks of larger companies. Less trading volume may make it more difficult for the Fund to sell a small-cap stock at its quoted market price. Finally, there are periods when investing in small-cap stocks falls out of favor with investors and these stocks underperform.

Non-Diversification Risk

     The Fund is a non-diversified investment company. As such it likely will invest in fewer securities than diversified investment companies and its performance may be more volatile. If the securities in which the Fund invests perform poorly, the Fund could incur greater losses than it would have incurred had it invested in a greater number of securities.

Year 2000 Risk

     The Fund depends upon the smooth functioning of computer systems in almost every aspect of its business. Like other mutual funds, businesses and individuals around the world, the Fund could be adversely affected if the computer systems used by its service providers do not properly process dates on and after January 1, 2000, and do not distinguish between the year 2000 and the year 1900. The Fund has asked its service providers whether they expect to have their computer systems adjusted for the year 2000 transition, and is seeking assurances from each service provider that they are devoting resources to prevent material adverse consequences to the Fund. While it is likely that such assurances will be obtained, the Fund and its shareholders may experience losses if the assurances prove to be incorrect or as a result of year 2000 computer difficulties experienced by issuers of portfolio securities or third parities, such as custodians, banks, broker-dealers or others with which the Fund does business.


                       PURCHASING AND SELLING FUND SHARES

How to Contact the Fund

    Write to us at:

             The Nevis Fund, Inc.
             P.O. Box 446
             Portland, ME  04112

    Telephone us toll-free at:

             (877) 263-5597

    Wire investments (or ACH payments) to us at:

             First Union National Bank
             ABA #031201467
             For Credit to:
                      Account # 2014215593095
                      The Nevis Fund, Inc.
                      (Your name)
                      (Your account number)
                      (Your Social Security number or tax identification number)

General Information

     You pay no sales charge to purchase or sell (redeem) shares of the Fund. The Fund purchases and sells shares at the net asset value per share or NAV next calculated after the Fund's transfer agent receives your transaction request in proper form. For instance, if the transfer agent receives your transaction request in proper form prior to 4:00 p.m., your transaction will be priced at that day's NAV. If the transfer agent receives your request after 4:00 p.m., your transaction will be priced at the next day's NAV. The Fund will not accept orders that request a particular day or price for the transaction or any other special conditions.

     Shares redeemed within 90 days of their purchase are subject to a redemption fee equal to 1% of the NAV next calculated after receipt of the redemption request in proper form. The Fund may waive the redemption fee if it is in the best interests of the Fund and its shareholders to do so.

     The Fund does not issue share certificates.

     You will receive annual statements and a confirmation of each transaction. You should verify the accuracy of all transactions in your account as soon as you receive your confirmation.

     The Fund reserves the right to impose minimum investment amounts and may temporarily suspend (during unusual market conditions) or discontinue any service or privilege.

     When and How NAV is Determined. The Fund calculates its NAV as of the close of the New York Stock Exchange (normally 4:00 p.m., Eastern time) on each weekday except days when the New York Stock Exchange is closed. The time at which NAV is calculated may be changed in case of an emergency. The Fund's NAV is determined by taking the market value of all securities owned by the Fund (plus all other assets such as cash), subtracting all liabilities and then dividing the result (net assets) by the number of shares outstanding. The Fund values securities for which market quotations are readily available at current market value. If market quotations are not readily available, the Fund values securities at fair value using methods approved by the Fund's board of directors.

     Transactions Through Third Parties. You may purchase and redeem shares of the Fund through a broker or an agent, including banks, retirement plans and financial advisers. You may be charged a fee if you make a purchase or redemption of shares of the Fund through a broker or an agent. Such fees may vary among broker and agents but in all cases will be retained by the broker or agent and not remitted to the Fund or the Adviser. The Fund may authorize one or more brokers, financial institutions or other service providers (Processing Intermediaries), who may designate other Processing Intermediaries, to accept purchase and redemption orders on behalf of the Fund. In such event, the Fund will be deemed to have received a purchase or redemption order when accepted by the Processing Intermediary and the order will be priced at the Fund's net asset value next determined after the order is accepted by the Processing Intermediary. Consult a representative of your financial institution or retirement plan for further information.

PURCHASING SHARES

     All investments must be in U.S. dollars and checks must be drawn on U.S. banks.

     Checks. For individual or UGMA accounts, the check must be made payable to "The Nevis Fund, Inc." or to one or more owners of the account and endorsed to "The Nevis Fund, Inc." For all other accounts, the check must be made payable on its face to "The Nevis Fund, Inc." No other method of check payment is acceptable (for instance, you may not pay by travelers check).

     ACH Payment. Instruct your financial institution to make an ACH (automated clearinghouse) payment to us. These payments typically take two days. Your financial institution may charge you a fee for this service.

     Wires. Instruct your financial institution to make a Federal Funds wire payment to us. Your financial institution may charge you a fee for this service.

     Minimum Investments. The Fund accepts payments in the following minimum amounts:


                                               Minimum Initial      Minimum Additional
                                                 Investment             Investment
                                               ----------------     ------------------
Standard Minimums                                  $10,000                 $500

Traditional and Roth IRA Accounts                   $2,000                 None

Automatic Investment Plans                         $10,000                  $50
Automatic Redemption Plans                         $25,000                  $50

     Management of the Fund may choose to waive the investment minimum.

         Account Requirements

------------------------------------------------------------------------------------------------------------------
Type of Account                                              Requirement
------------------------------------------------------------------------------------------------------------------
Individual, Sole Proprietorship and Joint Accounts           o   Joint accounts can have two or more owners
                                                                 (tenants)
Individual accounts are owned by one person, as are sole     o   Instructions must be signed by all persons
proprietorship accounts.                                         required to sign (you choose who must sign)
                                                                 exactly as each name appears on the account
------------------------------------------------------------------------------------------------------------------
Gifts or Transfers to a Minor (UGMA, UTMA)                   o   Depending on state laws, you can set up a
These custodial accounts provide a way to give money to          custodial account under the Uniform Gift
a child and obtain tax benefits. You can give up to              to Minors Act or the Uniform Transfers to
$10,000 a year per child without paying Federal                  Minors Act
gift tax.                                                    o   The trustee must sign instructions in a
                                                                 manner indicating trustee capacity
------------------------------------------------------------------------------------------------------------------
Corporations and Partnerships                                o   For corporations, provide a corporate
                                                                 resolution signed by an authorized person with a
                                                                 signature guarantee
                                                             o   For partnerships, provide a certification for a
                                                                 partnership agreement, or the pages from the
                                                                 partnership agreement that identify the general
                                                                 partners
------------------------------------------------------------------------------------------------------------------
Trusts                                                       o   The trust must be established before an
                                                                 account can be opened
                                                             o   Provide a certification for trust, or the
                                                                 pages from the trust document that identify the
                                                                 trustees
------------------------------------------------------------------------------------------------------------------

         Investment Procedures

---------------------------------------------------------------------------------------------------------------
To Open an Account                                           To Add to Your Account
---------------------------------------------------------------------------------------------------------------
By Check                                                     By Check
o  Call or write us for an account application               o  Fill out an investment slip from a
o  Complete the application                                     confirmation statement or
o  Mail us your application and a check                      o  Write a letter to us
                                                             o  Write your account number on your check
                                                             o  Mail us the slip (or your letter) and a check

By Wire                                                      By Wire
o  Call or write us for an account application               o  Call to notify us of your incoming wire
o  Complete the application                                  o  Instruct your bank to wire your money to us
o  Call us and you will be assigned an account number
o  Mail us your application
o  Instruct your bank to wire your money to us

By ACH Payment                                               By Automatic Investment
o  Call or write us for an account application               o  Call or write us for an "Automatic Investment"
o  Complete the application                                     form
o  Call us and you will be assigned an account number        o  Complete the form
o  Mail us your application                                  o  Attach a voided check to your form
o  Make an ACH payment                                       o  Mail us the form and the voided check

---------------------------------------------------------------------------------------------------------------


     Automatic Investments. You may invest a specified amount of money in the Fund once or twice a month on specified dates. These payments are taken from your bank account by ACH payment. Automatic investments must be for at least $50.

     Limitations on Purchases. The Fund reserves the right to refuse any purchase request, particularly requests that could adversely affect the Fund or its operations. This includes those from any individual or group who, in the Fund's view, are likely to engage in excessive trading (usually defined as more than four transactions out of the Fund within a calendar year).

     Canceled or Failed Payments. The Fund accepts checks and ACH transfers at full value subject to collection. If your payment for shares is not received or you pay with a check or ACH transfer that does not clear, your purchase will be canceled. You will be responsible for any losses or expenses incurred by the Fund or its transfer agent, and the Fund may redeem shares you own in the account (or another identically registered account in any Fund) as reimbursement. The Fund and its agents have the right to reject or cancel any purchase or redemption due to nonpayment.

SELLING SHARES

     The Fund processes redemption orders promptly and you will generally receive redemption proceeds within a week. Delays may occur in cases of very large redemptions, excessive trading or during unusual market conditions. If the Fund has not yet collected payment for the shares you are selling, however, it may delay sending redemption proceeds for up to 15 calendar days.

----------------------------------------------------------------------------------------------------------
To Sell Shares from Your Account
----------------------------------------------------------------------------------------------------------
By Mail
   o  Prepare a written request including:
   o  Your name(s) and signature(s)
   o  Your account number
   o  The Fund name
   o  The dollar amount or number of shares you want to sell
   o  How and where to send your proceeds
   o  Obtain a signature guarantee (if required)
   o  Obtain other documentation (if required)
   o  Mail us your request and documentation
By Wire
   o  Wire requests are only available if:
   o  You have elected wire redemption privileges and
   o  Your request is for $5,000 or more
   o  Call us with your request (if you have elected telephone redemption  privileges - See "By Telephone")
         or
   o  Mail us your request (See "By Mail")
By Telephone
   o  Telephone requests are only available if you have elected telephone redemption privileges.
   o  Call us with your request
   o  Provide the following information:
   o  Your account number
   o  Exact name(s) in which account is registered
   o  Additional form of identification
   o  Your proceeds will be:
   o  Mailed to you or
   o  Wired to you (if you have elected wire redemption privileges - See "By Wire")
Automatically
   o  Call or write us for an "Automatic Redemption" form
   o  Attach a voided check to your form
   o  Mail us your form and the voided check

----------------------------------------------------------------------------------------------------------

     Telephone Redemption Privileges. You may only request your shares by telephone if you elect telephone redemption privileges on your account application or a separate form. You may be responsible for any fraudulent telephone order as long as the Fund's transfer agent takes reasonable measures to verify the order.

     Wire Redemption Privileges. You may only request your shares by wire if you elect wire redemption privileges on your account application or a separate form. The minimum amount you may request by wire is $50. If you wish to make your wire request by telephone, you must also elect telephone redemption privileges.

     Automatic Redemption. If you own shares of the Fund with an aggregated value of at least $25,000, you may request a specified amount of money from your account once a month or once a quarter on a specified date. These payments are sent from your account to a designated bank account by ACH payment. Automatic requests must be for at least $50.

     Signature Guarantee Requirements. To protect you and the Fund against fraud, signatures on certain requests must have a "signature guarantee." For requests made in writing, a signature guarantee is required for any of the following:

     o  Redemptions of over $50,000 worth of shares
     o  Changing the record name or address of your account
     o Redeem from your account if you have changed the address or account registration within the last 30 days
     o Sending proceeds to any person, address, brokerage firm or bank account not on record
     o Sending proceeds to an account with a different registration (name or ownership) from yours
     o Changes to distribution, telephone requests or exchange option or any other election in connection with your account

     A signature guarantee verifies the authenticity of your signature. You can obtain one from most banking institutions or securities brokers, but not from a notary public.

     Small Accounts. If the value of your account falls below $10,000 (with the exception of an IRA account), the Fund may ask you to increase your balance. If the account value is still below $10,000 after 60 days, the Fund may close your account and send you the proceeds. The Fund will not close your account if it falls below these amounts solely as a result of a reduction in your account's market value.

     Redemption In Kind. The Fund reserves the right to make redemptions "in kind" - payment of redemption proceeds in portfolio securities rather than cash
- if the amount requested is large enough to affect the Fund's operations (for example, if it represents more than 1% of the Fund's assets).

     Lost Accounts. The Transfer Agent will consider your account "lost" if correspondence to your address of record is returned as undeliverable, unless the Transfer Agent determines your new address. When an account is "lost," all distributions on the account will be reinvested in additional shares of the Fund. In addition, the amount of any outstanding (unpaid for six months or more) checks for distributions that have been returned to the Transfer Agent will be reinvested and the checks will be canceled.

     Retirement Accounts. The Fund offers IRA accounts, including traditional and Roth IRAs. Fund shares may also be an appropriate investment for other retirement plans. Before investing in any IRA or other retirement plan, you should consult your tax adviser. Whenever making an investment in an IRA, be sure to indicate the year in which the contribution is made.


                       DIVIDENDS, DISTRIBUTIONS AND TAXES

Dividends and Distributions

     The Fund distributes substantially all of its investment income and capital gains annually.

     Your dividends and capital gains distributions will be automatically reinvested in additional Fund shares, unless you elect to receive payment in cash. To elect cash payment, you must notify the Fund in writing prior to the date of distribution. Your election will be effective for dividends and distributions paid after the Fund receives your written notice. To cancel your election, simply send the Fund written notice.

Taxes

     Please consult your tax adviser regarding your specific questions about Federal, state and local income taxes. Below we have summarized some important tax issues that affect the Fund and its shareholders. This summary is based on current tax laws, which may change.

     The Fund will distribute substantially all of its income and capital gains, if any. The dividends and distributions you receive may be subject to Federal, state and local taxation, depending upon your tax situation. Distributions you receive from the Fund may be taxable whether or not you reinvest them. Income distributions are generally taxable at ordinary income tax rates. Capital gains distributions are generally taxable at the rates applicable to long-term capital gains. Each sale of shares is a taxable event.

     More information about taxes is in the Statement of Additional Information.

                                 FUND MANAGEMENT

Board of Directors

     The business and affairs of the Fund are managed under the supervision of its board of directors. The board approves all significant agreements between the Fund and its service providers, including agreements with the Fund's investment adviser, distributor, administrator, transfer agent and custodian. A majority of the Fund's directors are not affiliated with the investment adviser or the distributor of the Fund.

Investment Adviser

     Nevis Capital Management, Inc. (the Adviser) is the Fund's investment adviser. As investment adviser to the Fund, the Adviser manages the Fund's investment portfolio. It makes decisions as to which securities to buy and which securities to sell.

     During the last fiscal year, the Fund paid the Adviser an annual investment advisory fee equal to 1.50% of the Fund's average daily net assets. The Adviser has contractually agreed to pay all ordinary expenses incurred in the conduct of the Fund's operations. The Adviser may use its own resources to make payments to other parties which assist in the distribution of the shares of the Fund. The Fund will bear any extraordinary expenses incurred in the course of its business.

     David R. Wilmerding, III and Jon C. Baker, as portfolio managers, are primarily responsible for the day-to-day management of the Fund's portfolio. Mr. Wilmerding is President of the Adviser. He has more than 15 years of investment experience and has been a portfolio manager with the Adviser since July 1991. Mr. Baker is Senior Vice President of the Adviser. He has more than 12 years of investment experience and has been a portfolio manager with the Adviser since September 1991.

Performance of Investment Adviser

     The chart below shows the performance of all accounts managed by the Adviser using the same goals and strategies as the Fund. This information does not represent the performance of the Fund and you should not consider it as an indication of how the Fund will perform in the future. The Fund's performance for the period June 29, 1998 (commencement of operations) through May 31, 1999 is contained in the Fund's 1999 annual report.

Year Ended                        Nevis                                 Russell
December 31                   Composite(1)         S&P 500(2)           2000(3)
-----------                   ------------         ----------           -------

1991*                            10.2%                8.4%               5.4%

1992                             13.0%                7.7%              16.6%

1993                             32.3%               10.1%              17.0%

1994                             15.8%                1.3%              -3.1%

1995                             57.4%               37.5%              26.3%

1996                             35.0%               23.0%              14.8%

1997                             10.1%               33.4%              20.5%

1998                               .-%                 .-%                .-%

1999**                             .-%                 .-%                .-%

Cumulative Returns
  (since 9/30/91)                  .-%                 .-%                .-%

Compound Annual Returns (since
  9/30/91)                         .-%                 .-%                .-%

Average Annual Total Returns
     1 Year
     5 Years                       .-%                 .-%                .-%
                                   .-%                 .-%                .-%
----------------
 * For the period October 1, 1991 through December 31, 1991. The Adviser began managing accounts included in the Nevis Composite on October 1, 1991.

**   For the period January 1, 1999 through June 30, 1999.

(1) The Nevis Composite was developed from the aggregate performance of all accounts that are managed by the Adviser with full discretionary authority and substantially the same investment goals and strategies as the Fund. Investment advisory fees and other expenses have been deducted. These fees and expenses generally are lower than those incurred by the Fund, and the returns would have been lower if the accounts had been subject to the higher fees and expenses. In addition, if the accounts were regulated investment companies under the Federal securities and tax laws, the performance of the accounts might have been adversely affected by the tax restrictions and investment limitations to which the Fund is subject. The net investment performance represents total return, assuming reinvestment of all dividends and proceeds from capital transactions.

     The composite performance data has been calculated in accordance with recommended standards of the Association for Investment Management and Research ("AIMR"), which differ from the SEC's method of performance calculation.

(2) The S&P 500 Index is composed of 500 selected common stocks, most of which are listed on the New York Stock Exchange. The S&P 500 Index assigns relative weightings to the common stocks included, and the value fluctuates with changes in the market values of those common stocks.

(3) The Russell 2000 Index is composed of the 2,000 smallest companies in the Russell 3000 Index, representing 7% of the Russell 3000 total market capitalization. The Russell 3000 Index is composed of 3,000 large U.S. companies ranked by market capitalization, representing approximately 98% of the U.S. equity market.

Distribution of Fund Shares

     Shares of the Fund are distributed through SEI Investments Distribution
Co. The Fund's distributor markets shares of the Fund to institutions and individuals, directly or through brokers and other financial institutions that have an agreement with the distributor. The Fund does not pay the distributor or others for distribution services. The Adviser may pay fees to brokers and other financial institutions selling Fund shares to compensate them for services they provide to their customers.


                              FINANCIAL HIGHLIGHTS

     The table that follows presents performance information about the Fund shares and is intended to help you understand the Fund's financial performance for the period of its operations. Some information reflects financial results for a single Fund share. The total returns in the table represent the rate that an investor would have earned (or lost) on an investment in the Fund, assuming reinvestment of all of dividends and distributions. This information has been audited by Arthur Andersen LLP, whose report, along with the Fund's financial statements, are included in the Fund's annual report which is available upon request.


                                                                 For the Period Ended May 31, 1999*
                                                                 ----------------------------------

Net Asset Value, Beginning of Period                                          $
-------------------------------------------------------------------------------------------------

Increase/Decrease from Operations:

Net Investment Income

Net Realized and Unrealized Gains on Securities

Total From Investment Operations
-------------------------------------------------------------------------------------------------

Less Distributions:

Dividends (from net investment income)

Distributions (from capital gains)

Total Distributions

Net Asset Value, End of Period

Total Return
-------------------------------------------------------------------------------------------------

Ratios/Supplemental Data:

Net Assets, End of Period                                                     $

Ratio of Expenses to Average Net Assets(1)                                      1.50%

Ratio of Net Income to Average Net Assets(2)                                      .-%

Portfolio Turnover Rate                                                           .-%

----------------

* For the period June 29, 1998 (commencement of operations) through May 31, 1999. All ratios for the period have been annualized. Total return for the period has not been annualized.

(1) The annualized expense ratio without waivers and reimbursements for the period ended May 31, 1999 would have been ___%.

(2) The annualized net investment income ratio without waivers and reimbursements for the period ended May 31, 1999 would have been ____%.

                         WHERE TO FIND MORE INFORMATION

     More information about the Fund is available without charge through the following:

Statement of Additional Information (SAI)

     The SAI dated September __, 1999, includes detailed information about the Fund. The SAI is on file with the SEC and is incorporated by reference into this prospectus. This means that the SAI, for legal purposes, is a part of this prospectus.

Annual and Semi-Annual Reports

     These reports list the Fund's holdings and contain information from the Fund's investment adviser about strategies and recent market conditions and trends. The reports also contain detailed financial information about the Fund.

To Obtain More Information:

     By Telephone:  Call (877)-263-5597

     By Mail:       Write to us:

                    The Nevis Fund, Inc.
                    c/o SEI Investments Mutual Fund Services
                    530 East Swedesford Road
                    Wayne, PA  14087

     By Internet:   www.nevisfund.com

     From the SEC:  You also can obtain the SAI or the annual and semi-annual reports, as well as other information about the Fund, from the SEC's Web site ("http://www.sec.gov"). You may review and copy documents at the SEC Public Reference Room in Washington, DC (for information call 1-800-SEC-0330). You may request documents by mail from the SEC, upon payment of a duplicating fee, by writing to: Securities and Exchange Commission, Public Reference Section, Washington, DC 20549-6009. The Fund's Investment Company Act registration number is 811-08689.

                                TABLE OF CONTENTS

                                                                           Page

 An Overview of the Fund..................................................

 Fees and Expenses........................................................

 The Fund's Investments and Strategies....................................

 Principal Risks..........................................................

 Purchasing and Selling Fund Shares.......................................

 Dividends, Distributions and Taxes.......................................

 Fund Management..........................................................

 Financial Highlights.....................................................

 Where to Find More Information...........................................



Investment Adviser

Nevis Capital Management, Inc.
1119 St. Paul Street
Baltimore, MD  21202

Distributor

SEI Investments Distribution Co.
One Freedom Valley Drive
Oaks, PA  19456

Transfer Agent

Forum Shareholder Services, LLC
3 Canal Plaza
Portland, ME  04101

Custodian

First Union National Bank
530 Walnut Street, Mezzanine Level
Philadelphia, PA  19106

Independent Public Accountants

Arthur Andersen LLP
1601 Market Street
Philadelphia, PA  19103

Legal Counsel

Piper & Marbury L.L.P.
36 S. Charles Street
Baltimore, MD  21201






                                 THE NEVIS FUND







                                   PROSPECTUS

                                September , 1999

                              THE NEVIS FUND, INC.

                       STATEMENT OF ADDITIONAL INFORMATION


                               September __, 1999


     This Statement of Additional Information is not a prospectus but provides additional information that should be read in conjunction with the Fund's prospectus dated September __, 1999 including any supplements thereto. The Fund's annual report (including financial statements for the fiscal year ended May 31, 1999) is incorporated herein by reference. To obtain additional copies of the prospectus or the annual report, please call (877) 44-NEVIS.

                            -------------------------


                                TABLE OF CONTENTS

                                                                            Page
                                                                            ----


     General Information....................................................

     The Fund's Investments and Strategies..................................

     Portfolio Transactions and Brokerage...................................

     Purchasing and Selling Fund Shares.....................................

     Taxation...............................................................

     Fund Management........................................................

     Fund Performance.......................................................

     Description of Capital Stock...........................................

     Financial Statements...................................................


                            -------------------------


                         Nevis Capital Management, Inc.
                               Investment Adviser

                               GENERAL INFORMATION

     The Nevis Fund, Inc. is an open-end, non-diversified management investment company. Under the rules and regulations of the Securities and Exchange Commission (SEC), all mutual funds are required to furnish prospective investors with certain information regarding the activities of the fund being considered for investment. Important information concerning the Fund is included in the prospectus which may be obtained without charge from the Fund. Some of the information required to be in this Statement of Additional Information (SAI) is also included in the prospectus. To avoid unnecessary repetition, references are made to related sections of the prospectus.

     The Fund was incorporated under the laws of the State of Maryland on February 20, 1998.

     The name "Nevis" has been licensed to the Fund by Nevis Capital Management, Inc., the Fund's investment adviser. Under this arrangement, the Fund is required to cease using the name "Nevis" upon the occurrence of certain events, including termination of Nevis Capital Management, Inc. as investment adviser of the Fund.

         The Fund filed a registration statement with the SEC registering as an open-end, non-diversified management investment company under the Investment Company Act of 1940, as amended (the Investment Company Act), and registering an indefinite number of shares of the Fund under the Securities Act of 1933, as amended (the Securities Act). The Fund's prospectus and this SAI, which constitute part of the registration statement, do not contain all the information set forth in the registration statement, and the exhibits and schedules to the registration statement filed with the SEC. Copies of the registration statement, including those items omitted from this SAI, may be examined and copied at the public reference facilities maintained by the SEC at 450 Fifth Street, N.W., Washington DC 20549 and at the SEC's Regional Offices at 7 World Trade Center, 13th Floor, New York, NY 10048 and at Citicorp Center, 500 West Madison Street, Suite 1400, Chicago, IL 60661-2511. The SEC also maintains a Web site (http://www.sec.gov) which contains the registration statement and other information regarding the Fund.

                      THE FUND'S INVESTMENTS AND STRATEGIES

     The following information supplements, and should be read in conjunction with, the discussion in the prospectus of the Fund's investments and strategies.

Foreign Investments

     The Fund may invest in foreign securities denominated in foreign currencies. Foreign investments can involve significant risks in addition to the risks inherent in U.S. investments. The value of securities denominated in or indexed to foreign currencies, and of dividends and interest from such securities, can change significantly when foreign currencies strengthen or weaken relative to the U.S. dollar. Foreign securities markets generally have less trading volume and less liquidity than U.S. markets, and prices on some foreign markets can be highly volatile. Many foreign countries lack uniform accounting and disclosure standards comparable to those applicable to U.S. companies, and it may be more difficult to obtain reliable information regarding an issuer's financial condition and operations. In addition, the costs of foreign investing, including withholding taxes, brokerage commissions, and custodial costs, are generally higher than for U.S. investments.

     Foreign markets may offer less protection to investors than U.S. markets. Foreign issuers, brokers, and securities markets may be subject to less government supervision. Foreign security trading practices, including those involving the release of assets in advance of payment, may involve increased risks in the event of a failed trade or the insolvency of a broker-dealer, and may involve substantial delays. It may also be difficult to enforce legal rights in foreign countries.

     Investing abroad also involves different political and economic risks. Foreign investments may be affected by actions of foreign governments adverse to the interests of U.S. investors, including the possibility of expropriation or nationalization of assets, confiscatory taxation, restrictions on U.S. investment or on the ability to repatriate assets or convert currency into U.S. dollars, or other government intervention. There may be a greater possibility of default by foreign governments or foreign government-sponsored enterprises. Investments in foreign countries also involve a risk of local political, economic or social instability, military action or unrest, or adverse diplomatic developments. There is no assurance that the Fund's investment adviser will be able to anticipate these potential events or counter their effects.

Hedging Strategies

     Futures Transactions. The Fund may use futures contracts and options on such contracts for bona fide hedging purposes within the meaning of regulations promulgated by the Commodity Futures Trading Commission (CFTC). The Fund may also establish positions for other purposes provided that the aggregate initial margin and premiums required to establish such positions will not exceed 5% of the liquidation value of the Fund after taking into account unrealized profits and unrealized losses on any such instruments.

     Futures Contracts. When the Fund purchases a futures contract, it agrees to purchase a specified underlying instrument at a specified future date. When the Fund sells a futures contract, it agrees to sell the underlying instrument at a specified future date. The price at which the purchase and sale will take place is fixed when the Fund enters into the contract. Some currently available futures contracts are based on specific securities, such as U.S. Treasury bonds or notes, and some are based on indices of securities prices, such as the S&P 500 Index. A futures contract can be held until its delivery date, or can be closed out prior to its delivery date if a liquid secondary market is available.

     The value of a futures contract tends to increase and decrease in tandem with the value of its underlying instrument. Therefore, purchasing futures contracts will tend to increase the Fund's exposure to positive and negative price fluctuations in the underlying instrument, much as if it had purchased the underlying instrument directly. When the Fund sells a futures contract, by contrast, the value of its futures position will tend to move in a direction contrary to the market. Selling futures contracts, therefore, will tend to offset both positive and negative market price changes, much as if the underlying instrument had been sold.

     Futures Margin Payments. The purchaser or seller of a futures contract is not required to deliver or pay for the underlying instrument unless the contract is held until the delivery date. However, both the purchaser and seller are required to deposit "initial margin" with a futures broker, known as a futures commission merchant (FCM), when the contract is entered into. Initial margin deposits are typically equal to a percentage of the contract's value. If the value of either party's position declines, that party will be required to make additional "variation margin" payments to settle the change in value on a daily basis. The party that has a gain may be entitled to receive all or a portion of this amount. Initial and variation margin payments do not constitute purchasing securities on margin for purposes of the Fund's investment limitations. In the event of the bankruptcy of a FCM that holds margin on behalf of the Fund, the Fund may be entitled to return of margin owed to it only in proportion to the amount received by the FCM's other customers, potentially resulting in losses to the Fund.

     Purchasing Put and Call Options Relating to Securities or Futures Contracts. By purchasing a put option, the Fund obtains the right (but not the obligation) to sell the option's underlying instrument at a fixed price (strike price). In return for this right, the Fund pays the current market price for the option (known as the option premium). Options have various types of underlying instruments, including specific securities, indices of securities prices, and futures contracts. The Fund may terminate its position in a put option it has purchased by allowing it to expire or by exercising the option. If the option is allowed to expire, the Fund will lose the entire premium it paid. If the Fund exercises the option, it completes the sale of the underlying instrument at the strike price. The Fund may also terminate a put option position by closing it out in the secondary market at its current price, if a liquid secondary market exists.

     The buyer of a typical put option can expect to realize a gain if the price of the underlying security falls substantially. However, if the underlying instrument's price does not fall enough to offset the cost of purchasing the option, a put-buyer can expect to suffer a loss (limited to the amount of the premium paid, plus related transaction costs).

     The features of call options are essentially the same as those of put options, except that the purchaser of a call option obtains the right to purchase, rather than sell, the underlying instrument at the option's strike price. A call-buyer typically attempts to participate in potential price increases of the underlying instrument with risk limited to the cost of the option if security prices fall. At the same time, the buyer can expect to suffer a loss if the price of the underlying instrument does not rise sufficiently to offset the cost of the option.

     Writing Put and Call Options. When the Fund writes a put option, it takes the opposite side of the transaction from the option's purchaser. In return for receipt of the premium, the Fund assumes the obligation to pay the strike price for the option's underlying instrument if the other party to the option chooses to exercise it. When writing an option on a futures contract the Fund will be required to make margin payments to a FCM as described above for futures contracts. The Fund may seek to terminate its position in a put option it writes before exercise by closing out the option in the secondary market at its current price. If the secondary market is not liquid for a put option the Fund has written, however, the Fund must continue to be prepared to pay the strike price while the option is outstanding, regardless of price changes, and must continue to set aside assets to cover its position.

     If the price of the underlying instrument rises, a put-writer would generally expect to profit, although its gain would be limited to the amount of the premium it received. If the price of the underlying instrument remains the same over time, it is likely that the writer will also profit, because it should be able to close out the option at a lower price. If the price of the underlying instrument falls, the put-writer would expect to suffer a loss. This loss should be less than the loss from purchasing the underlying instrument directly, however, because the premium received for writing the option should mitigate the effects of the decline.

     Writing a call option obligates the Fund to sell or deliver the option's underlying instrument, in return for the strike price, upon exercise of the option. The characteristics of writing call options are similar to those of writing put options, except that writing a call option is generally a profitable strategy if prices remain the same or fall. Through receipt of the option premium, a call-writer mitigates the effects of a price decline. At the same time, because a call-writer must be prepared to deliver the underlying instrument in return for the strike price, even if its current value is greater, a call-writer gives up some ability to participate in security price increases.

     Combined Positions. The Fund may purchase and write options in combination with each other, or in combination with futures contracts or forward contracts, to adjust the risk and return characteristics of the overall position. For example, the Fund may purchase a put option and write a call option on the same underlying instrument, in order to construct a combined position whose risk and return characteristics are similar to selling a futures contract. Another possible combined position would involve writing a call option at one strike price and buying a call option at a lower strike price, in order to reduce the risk of the written call option in the event of a substantial price increase. Because combined options positions involve multiple trades, they result in higher transaction costs and may be more difficult to open and close out.

     Correlation of Price Changes. Because there are a limited number of types of exchange-traded options and futures contracts, it is likely that the standardized contracts available will not match the Fund's current or anticipated investments exactly. The Fund may invest in options and futures contracts based on securities with different issuers, maturities or other characteristics than those of the securities in which it typically invests - for example, by hedging intermediate-term securities with a futures contract on an index of long-term bond prices, or by hedging stock holdings with a futures contract on a broad-based stock index such as the S&P 500 Index - which involves a risk that the options or futures position will not track the performance of the Fund's other investments.

     Options and futures prices can also diverge from the prices of their underlying instruments, even if the underlying instruments match the Fund's investments well. Options and futures prices are affected by such factors as current and anticipated short-term interest rates, changes in volatility of the underlying instrument, and the time remaining until expiration of the contract, which may not affect the price of the underlying security the same way. Imperfect correlation may also result from differing levels of demand in the options and futures markets and the securities markets, from structural differences in the trading of options, futures and securities, or from imposition of daily price fluctuation limits or trading halts. The Fund may purchase or sell options and futures contracts with a greater or lesser value than the securities it wishes to hedge or intends to purchase in order to attempt to compensate for differences in volatility between the contract and the securities, although this may not be successful in all cases. If price changes in the Fund's options or futures positions are poorly correlated with its other investments, the positions may fail to produce anticipated gains or may result in losses that are not offset by gains in other investments.

     Liquidity of Options and Futures Contracts. There is no assurance that a liquid secondary market will exist for any particular options or futures contract at any particular time. Options may have relatively-low trading volume and liquidity if their strike prices are not close to the underlying instrument's current price. In addition, exchanges may establish daily price fluctuation limits for options and futures contracts, and may halt trading if the price of an option or futures contract moves upward or downward more than the limit in a given day. On volatile trading days when the price fluctuation limit is reached or a trading halt is imposed, it may be impossible for the Fund to enter into new positions or close out existing positions. If the secondary market for a contract is not liquid because of price fluctuation limits or otherwise, it could prevent prompt liquidation of unfavorable positions, and potentially could require the Fund to continue to hold a position until delivery or expiration regardless of changes in its value. As a result, the Fund's access to other assets held to cover its options or futures positions could also be impaired.

     OTC Options. Unlike exchange-traded options, which are standardized with respect to the underlying instrument, expiration date, contract size and strike price, the terms of over-the-counter (OTC) options (options not traded on exchanges) generally are established through negotiation with the other party to the option. While this type of arrangement allows the Fund greater flexibility to tailor an option to its needs, OTC options generally involve greater credit risk than exchange-traded options, which are guaranteed by the clearing organization of the exchanges upon which they are traded. OTC options for which no liquid secondary market exists will be subject to the Fund's policy regarding investing in illiquid and restricted securities. See "-Illiquid and Restricted Securities" below.

     Options and Futures Contracts Relating to Foreign Currencies. Currency futures contracts are similar to forward currency exchange contracts, except that they are traded on exchanges (and have margin requirements) and are standardized as to contract size and delivery date. Most currency futures contracts call for payment or delivery in U.S. dollars. The underlying instrument of a currency option may be a foreign currency, which generally is purchased or delivered in exchange for U.S. dollars, or may be a futures contract. The purchaser of a currency call option obtains the right to purchase the underlying currency, and the purchaser of a currency put option obtains the right to sell the underlying currency.

     The uses and risks of currency options and futures contracts are similar to options and futures contracts relating to securities or securities indices, as discussed above. The Fund may purchase and sell currency futures and may purchase and write currency options to increase or decrease its exposure to different foreign currencies. The Fund may also purchase and write currency options in conjunction with each other or with currency futures or forward contracts. Currency futures and option values can be expected to correlate with exchange rates, but may not reflect other factors that affect the value of the Fund's investments. A currency hedge, for example, should protect a yen-denominated security from a decline in the yen, but will not protect the Fund against a price decline resulting from deterioration in the issuer's creditworthiness. Because the value of the Fund's foreign-denominated investments changes in response to many factors other than exchange rates, it may not be possible to match exactly the amount of currency options and futures held by the Fund to the value of its investments over time.

     Asset Coverage for Futures and Options Positions. The Fund will comply with guidelines established by the SEC with respect to coverage of options and futures strategies by mutual funds, and if the guidelines so require, will set aside appropriate liquid assets in a segregated custodial account in the amount prescribed. Securities held in a segregated account cannot be sold while the futures or option position is outstanding, unless they are replaced with other appropriate liquid assets. As a result, there is a possibility that segregation of a large percentage of the Fund's assets could impede portfolio management or the Fund's ability to meet redemption requests or other current obligations.

Illiquid and Restricted Securities

     The Fund may invest up to 15% of the value of its net assets, measured at the time of investment, in illiquid securities. Both restricted securities (other than Rule 144A securities that are deemed to be liquid as discussed below), which may not be resold to the public without registration under the Securities Act, and securities that, due to their market or the nature of the security, have no readily available market for their disposition are considered to be not readily marketable or "illiquid". Limitations on resale and marketability may have the effect of preventing the Fund from disposing of a security at the time desired or at a reasonable price. In addition, in order to resell a restricted security, the Fund might have to bear the expense and incur the delays associated with registration. In purchasing illiquid securities, the Fund does not intend to engage in underwriting activities, except to the extent the Fund may be deemed to be a statutory underwriter under the Securities Act in purchasing or selling such securities. Illiquid securities will be purchased for investment purposes only and not for the purpose of exercising control or management of other companies.

     In recent years, a large institutional market has developed for certain securities that are not registered under the Securities Act. Institutional investors generally will not seek to sell these instruments to the general public, but instead will often depend on an efficient institutional market in which such unregistered securities can readily be resold or on an issuer's ability to honor a demand for repayment. Therefore, the fact that there are contractual or legal restrictions on resale to the general public or certain institutions is not dispositive of the liquidity of these investments.

     Rule 144A under the Securities Act establishes a "safe harbor" from the registration requirements of the Securities Act for resales of certain securities to qualified institutional buyers. The Fund may invest in Rule 144A securities which are restricted securities and which may or may not be readily marketable. Rule 144A securities are readily marketable if institutional markets for the securities develop pursuant to Rule 144A and provide both readily ascertainable values for the securities and the ability to liquidate the securities when liquidation is deemed necessary or advisable. However, an insufficient number of qualified institutional buyers interested in purchasing a Rule 144A security held by the Fund could affect adversely the marketability of the security. In such an instance, the Fund might be unable to dispose of the security promptly or at a reasonable price.

     Securities eligible for resale pursuant to Rule 144A will not be subject to the Fund's limitations on investing in securities that are not readily marketable, provided that the Fund's investment adviser determines that a liquid market exists for such securities under guidelines adopted and monitored by the Fund's board of directors. In making this determination, the investment adviser will consider the following factors, among others: (1) the unregistered nature of a Rule 144A security; (2) the frequency of trades and quotes for the security; (3) the number of dealers willing to purchase or sell the security and the number of additional potential purchasers; (4) dealer undertakings to make a market in the security; and (5) the nature of the security and the nature of market place trades (e.g., the time needed to dispose of the security, the method of soliciting offers and the mechanics of transfers).

Investment Company Shares

     The Fund may invest up to 10% of its total assets in shares of other investment companies that invest exclusively in those securities in which the Fund may invest directly. These investment companies typically incur fees that are separate from those fees incurred directly by the Fund. The Fund's purchase of such investment company securities results in the layering of expenses, such that shareholders would indirectly bear a proportionate share of the operating expenses of such investment companies, including advisory fees, in addition to paying Fund expenses. Under applicable regulations, the Fund is prohibited from acquiring the securities of another investment company if, as a result of such acquisition: (1) the Fund owns more than 3% of the total voting stock of the other company; (2) securities issued by any one investment company represent more than 5% of the Fund's total assets; or (3) securities (other than treasury stock) issued by all investment companies represent more than 10% of the total assets of the Fund.

Money Market Instruments

     From time to time the Fund may purchase high quality, short-term debt securities, commonly known as money market instruments. These securities include U.S. government securities, obligations of U.S. commercial banks and commercial paper.

     U.S. government securities include direct obligations of the U.S. government, which consist of bills, notes and bonds issued by the U.S. Treasury, and obligations issued by agencies of the U.S. government which, while not direct obligations of the U.S. government, are either backed by the full faith and credit of the United States or are guaranteed by the U.S. Treasury or supported by the issuing agency's right to borrow from the U.S. Treasury.

     The obligations of U.S. commercial banks include certificates of deposit and bankers' acceptances. Certificates of deposit are negotiable interest-bearing instruments with a specific maturity. Certificates of deposit are issued by banks in exchange for the deposit of funds and normally can be traded in the secondary market prior to maturity. Bankers' acceptances typically arise from short-term credit arrangements designed to enable businesses to obtain funds to finance commercial transactions. Generally, an acceptance is a time draft drawn on a bank by an exporter or importer to obtain a stated amount of funds to pay for specific merchandise. The draft is then "accepted" by a bank that, in effect, unconditionally guarantees to pay the face value of the instrument on its maturity date. The acceptance may then be held by the accepting bank as an earning asset or it may be sold in the secondary market at the going rate of discount for a specific maturity. Although maturities for acceptances can be as long as 270 days, most acceptances have maturities of six months or less.

     Commercial paper consists of short-term (usually from one to 270 days) unsecured promissory notes issued by corporations to finance their current operations. A variable amount master demand note (which is a type of commercial paper) represents a direct borrowing arrangement involving periodically fluctuating rates of interest under a letter agreement between a commercial paper issuer and an institutional lender pursuant to which the lender may determine to invest in varying amounts.

Repurchase Agreements

     The Fund may enter into repurchase agreements with financial institutions, such as banks and broker-dealers, deemed by the Fund's investment adviser to be creditworthy under criteria established by the board of directors. A repurchase agreement is a short-term investment in which the purchaser (i.e., the Fund) acquires ownership of a debt security and the seller agrees to repurchase the obligation at a future time and set price, usually not more than seven days from the date of purchase, thereby determining the yield during the purchaser's holding period. The value of underlying securities will be at least equal at all times to the total amount of the repurchase obligation, including the interest factor. The Fund makes payment for such securities only upon physical delivery or evidence of book-entry transfer to the account of its custodian bank or its agent. The underlying securities, which in the case of the Fund must be issued by the U.S. Treasury, may have maturity dates exceeding one year. The Fund does not bear the risk of a decline in value of the underlying securities unless the seller defaults under its repurchase obligation. In the event of a bankruptcy or other default of a seller of a repurchase agreement, the Fund could experience both delays in liquidating the underlying securities and loss including (a) possible decline in the value of the underlying security while the Fund seeks to enforce its rights thereto, (b) possible subnormal levels of income and lack of access to income during this period and (c) expenses of enforcing its rights.

Reverse Repurchase Agreements

     The Fund may enter into reverse repurchase agreements. In a reverse repurchase agreement, the Fund sells a portfolio instrument to another party, such as a bank or broker-dealer, in return for cash and agrees to repurchase the instrument at a particular price and time. While a reverse repurchase agreement is outstanding, the Fund will maintain appropriate liquid assets in a segregated custodial account to cover its obligation under the agreement. The Fund will enter into reverse repurchase agreements only with parties whose creditworthiness has been found satisfactory by the Fund's investment adviser. These transactions may increase fluctuations in the market value of the Fund's assets and may be viewed as a form of leverage.

Securities Lending

     The Fund may lend securities to parties such as broker-dealers or institutional investors. The market value of loaned securities will not exceed one-third of the Fund's total assets. Securities lending allows the Fund to retain ownership of the securities loaned and, at the same time, to earn additional income. Since there may be delays in the recovery of loaned securities, or even a loss of rights in collateral supplied should the borrower fail financially, loans will be made only to parties whose creditworthiness has been reviewed and found satisfactory by the Fund's investment adviser.

     It is the current view of the SEC that the Fund may engage in loan transactions only under the following conditions: (1) the Fund must receive 100% of collateral in the form of cash or cash equivalents (e.g., U.S. Treasury bills or notes) from the borrower; (2) the borrower must increase the collateral whenever the market value of the securities loaned (determined on a daily basis) rises above the value of the collateral; (3) after giving notice, the Fund must be able to terminate the loan at any time; (4) the Fund must receive reasonable interest on the loan or a flat fee from the borrower, as well as amounts equivalent to any dividends, interest, or other distributions on the securities loaned and to any increase in market value; (5) the Fund may pay only reasonable custodian fees in connection with the loan; and (6) the Fund must be able to vote proxies on the securities loaned, either by terminating the loan or by entering into an alternative arrangement with the borrower. Cash received through loan transactions may be invested in any security in which the Fund is authorized to invest. Investing this cash subjects that investment, as well as the security loaned, to market forces (i.e., capital appreciation or depreciation).

Short Sales

     The Fund may enter into short sales with respect to securities it owns, or with respect to stocks underlying its convertible bond holdings (short sales "against the box"). For example, if the Fund's investment adviser anticipates a decline in the price of the stock underlying a convertible security it holds, the Fund may sell the stock short. If the stock price substantially declines, the proceeds of the short sale could be expected to offset all or a portion of the effect of the stock's decline on the value of the convertible security.

     When the Fund enters into a short sale against the box, it will be required to set aside securities equivalent in kind and amount to those sold short (or securities convertible or exchangeable into such securities) and will be required to continue to hold them while the short sale is outstanding. The Fund will incur transaction costs, including interest expense, in connection with opening, maintaining and closing short sales against the box.

The Fund's Rights as a Shareholder

     The Fund does not intend to direct or administer the day-to-day operations of any company whose shares it holds. However, the Fund may exercise its rights as a shareholder and may communicate its views on important matters of policy to management, the board of directors and shareholders of a company when the Fund's investment adviser determines that such matters could have a significant effect on the value of the Fund's investment in the company. The activities that the Fund may engage in, either individually or in conjunction with other shareholders, may include, among others: supporting or opposing proposed changes in a company's corporate structure or business activities; seeking changes in a company's board of directors or management; seeking changes in a company's direction or policies; seeking the sale or reorganization of the company or a portion of its assets; or supporting or opposing third-party takeover efforts. This area of corporate activity is increasingly prone to litigation and it is possible that the Fund could be involved in lawsuits related to such activities. The Fund's investment adviser will monitor such activities with a view to mitigating, to the extent possible, the risk of litigation against the Fund and the risk of actual liability if the Fund is involved in litigation. There is no guarantee, however, that litigation against the Fund will not be undertaken or liabilities incurred.

Warrants

     Warrants are securities that give the Fund the right to purchase equity securities from an issuer at a specific price (the strike price) for a limited period of time. The strike price of a warrant is typically much lower than the current market price of the underlying securities, yet a warrant is subject to greater price fluctuations. As a result, warrants may be more volatile investments than the underlying securities and may offer greater potential for capital appreciation as well as capital loss.

     Warrants do not entitle a holder to dividends or voting rights with respect to the underlying securities and do not represent any rights in the assets of the issuing company. Also, the value of the warrant does not necessarily change with the value of the underlying securities and a warrant ceases to have value if it is not exercised prior to the expiration date. These factors can make warrants more speculative than other types of investments.

Investment Restrictions

     The Fund's investment strategies are subject to a number of restrictions that reflect self-imposed standards as well as regulatory limitations. The investment restrictions recited below are in addition to those described in the Fund's prospectus.

     Investment restrictions which are designated as matters of fundamental policy may only be changed with the approval of a "majority of the outstanding voting securities" of the Fund.

Under the Investment Company Act, the vote of a majority of the outstanding voting securities of a company means the vote, at an annual or a special meeting of the security holders of the company duly called, (i) of 67% or more of the voting securities present at such meeting, if the holders of more than 50% of the outstanding voting securities of such company are present or represented by proxy; or (ii) of more than 50% of the outstanding voting securities of such company, whichever is the less.

     The Fund may not as a matter of fundamental policy:

     (1) Issue senior securities, except as permitted under the Investment Company Act;

     (2) Effect short sales of securities or sell any security which it does not own unless by virtue of its ownership of other securities it has, at the time of sale, a right to obtain securities, without payment of further consideration, equivalent in kind and amount to the securities sold and, provided that if such right is conditional, the sale is made upon the same conditions; or purchase securities on margin (but the Fund may obtain such short-term credits as may be necessary for the clearance of transactions);

     (3) Borrow money, except that the Fund may borrow money for temporary or emergency purposes in an amount not exceeding 33 1/3% of the value of its total assets (including the amount borrowed) less liabilities (other than borrowings);

     (4) Act as an underwriter of securities within the meaning of the U.S. federal securities laws, except insofar as it might be deemed to be an underwriter upon disposition of certain portfolio securities acquired within the limitation on purchases of illiquid securities;

     (5) Purchase the securities of any issuer (other than securities issued or guaranteed by the U.S. government or any of its agencies or instrumentalities) if, as a result, more than 25% of the Fund's total assets would be invested in the securities of companies whose principal business activities are in the same industry;

     (6) Purchase or sell real estate, provided that the Fund may invest in securities of companies in the real estate industry and may purchase securities secured or otherwise supported by interests in real estate;

     (7) Purchase or sell commodities or commodities contracts, provided that the Fund may invest in financial futures and options on such futures; or

     (8) Make loans, except that the Fund may lend portfolio securities in accordance with its investment policies and may enter into, purchase or invest in repurchase agreements, debt instruments or other securities, whether or not the purchase is made upon the original issuance of the securities.

     The Fund does not intend to invest in or to enter into financial futures contracts or purchase options on such futures or to lend portfolio securities during the current fiscal year.

     The following investment restrictions are not fundamental policies and may be changed by the Fund's board of directors without shareholder approval. The Fund will not as a matter of operating policy:

     (i) Borrow money, except that the Fund may borrow money for temporary or emergency purposes in an amount not exceeding 10% of the value of its total assets at the time of such borrowing, provided that, while borrowings by the Fund equaling 5% or more of its total assets are outstanding, the Fund will not purchase securities for investment;

     (ii) Invest in shares of any other investment company registered under the Investment Company Act, except as permitted by federal law;

     (iii) Invest for the purpose of exercising control or management; or

     (iv)  Invest more than 20% of its total assets in foreign securities.

     To meet federal tax requirements for qualification as a "regulated investment company," the Fund will limit its investments so that at the close of each quarter of its taxable year: (a) with regard to at least 50% of total assets, no more than 5% of total assets are invested in the securities of a single issuer; and (b) no more than 25% of total assets are invested in the securities of a single issuer. Limitations (a) and (b) do not apply to "Government securities" as defined for federal tax purposes.

                      PORTFOLIO TRANSACTIONS AND BROKERAGE

     The Fund's investment adviser is responsible for decisions to buy and sell securities for the Fund, for the selection of brokers and dealers to execute securities transactions and for negotiation of commission rates. Purchases and sales of securities on a securities exchange will be effected through broker-dealers which charge a commission for their services. The investment adviser may direct purchase and sale orders to any registered broker-dealer. In the over-the-counter market, transactions are effected on a "net" basis with dealers acting as principal for their own accounts without charging a stated commission, although the price of the security usually includes a profit to the dealer based on the spread between the bid and asked price for the security. The prices of securities purchased from underwriters include a commission or concession paid by the issuer to the underwriter. On occasion, certain money market instruments may be purchased directly from an issuer without payment of a commission or concession.

     The investment adviser's primary consideration in effecting securities transactions is to obtain the most favorable execution of orders on an overall basis. As described below, the investment adviser may, in its discretion, effect agency transactions with broker-dealers that furnish research deemed by the investment adviser to be beneficial to the Fund's investment program. Certain research services furnished by broker-dealers may be useful to the investment adviser with clients other than the Fund. Similarly, any research services received by the investment adviser through placement of portfolio transactions of other clients may be of value to the investment adviser in fulfilling its obligations to the Fund. No specific value can be determined for research services furnished without cost to the investment adviser by a broker-dealer. The Fund's investment adviser is of the opinion that because the material must be analyzed and reviewed by its staff, its receipt does not tend to reduce expenses, but may be beneficial in supplementing the investment adviser's research and analysis. Therefore, it may tend to benefit the Fund by improving the investment adviser's investment advice.

     The investment adviser's policy is to pay a broker-dealer commissions for particular transactions that are higher than might be charged if a different broker-dealer had been chosen when, in the investment adviser's opinion, this policy furthers the overall objective of obtaining the most favorable execution. The investment adviser is also authorized to pay broker-dealers higher commissions on brokerage transactions for the Fund in order to secure research services described above. The investment adviser manages other investment accounts. It is possible that, at times, identical securities will be acceptable for the Fund and one or more of such other accounts; however, the position of each account in the securities of the same issuer may vary and the length of time that each account may choose to hold its investment in such securities may likewise vary. The timing and amount of purchase by each account will also be determined by its cash position. If the purchase or sale of securities consistent with the investment policies of the Fund or one or more of these accounts is considered at or about the same time, transactions in such securities will be allocated among the accounts in a manner deemed equitable by the investment adviser.

     The allocation of orders among broker-dealers and the commission rates paid by the Fund will be reviewed periodically by the board of directors. The foregoing policy under which the Fund may pay higher commissions to certain broker-dealers in the case of agency transactions does not apply to transactions effected on a principal basis.

     For the fiscal year ended May 31, 1999, the Fund paid brokerage commissions of $_______. The Fund is required to identify any securities of its "regular brokers or dealers" (as such term is defined in the Investment Company Act) which the Fund has acquired during its most recent fiscal year. As of May 31, 1999, the Fund held _______ issued by ________ valued at $______.

                       PURCHASING AND SELLING FUND SHARES

Calculation of Net Asset Value

     The Fund's net asset value per share is determined as of the close of regular trading hours on the New York Stock Exchange (the NYSE), which is normally 4:00 p.m. (Eastern time), on each weekday except days when the NYSE is closed (a Business Day). The New York Stock Exchange is open for business on all weekdays except for the following holidays: New Year's Day, Martin Luther King, Jr. Day, Presidents' Day, Good Friday, Memorial Day, Independence Day, Labor Day, Thanksgiving Day and Christmas Day.

     Portfolio securities traded on a national exchange on the valuation date are valued at the last quoted sale price. Exchange traded securities for which there have been no reported sales on the valuation date and securities traded primarily in the over-the-counter market are valued at the last quoted bid prices. Securities or other assets for which market quotations are not readily available are valued at their fair value as determined in good faith under procedures established and monitored by the Fund's board of directors. These procedures may include the use of an independent pricing service which calculates prices based upon yields or prices of securities of comparable quality, coupon, maturity and type; indications as to value from dealers; and general market conditions. Debt obligations with maturities of 60 days or less are valued at amortized cost.

SELLING SHARES

     The Fund may suspend the right of redemption or postpone the date of payment during any period when (a) trading on the NYSE is restricted by applicable rules and regulations of the SEC; (b) the NYSE is closed for other than customary weekend and holiday closings; (c) the SEC has by order permitted such suspension; or (d) an emergency exists as determined by the SEC so that valuation of the net assets of the Fund is not reasonably practicable.

     Under normal circumstances, the Fund will redeem shares by check as described in the prospectus. However, if the Fund's board of directors determines that it would be in the best interests of the remaining shareholders to make payment of the redemption price in whole or in part by a distribution in kind of portfolio securities in lieu of cash, in conformity with applicable rules of the SEC, the Fund will make such distributions in kind. If shares are redeemed in kind, the redeeming shareholder will incur brokerage costs in later converting the assets into cash. The method of valuing portfolio securities is described under "Calculation of Net Asset Value" and such valuation will be made as of the same time the redemption price is determined. The Fund has elected to be governed by Rule 18f-1 under the Investment Company Act pursuant to which the Fund is obligated to redeem shares solely in cash up to the lesser of $250,000 or 1% of the net asset value of the Fund during any 90-day period for any one shareholder.

     The Fund's board of directors may cause the redemption of a share account with a balance of less than $10,000, provided (1) the value of the account has been reduced for reasons other than market action below the minimum initial investment in such shares at the time the account was established, (2) the account has remained below the minimum level for 60 days, and (3) 60 days' prior written notice of the proposed redemption has been sent to the shareholder. Shares will be redeemed at the net asset value on the date fixed for redemption by the board of directors. Prompt payment will be made by mail to the last known address of the shareholder.

General Information

     The Fund and its distributor reserve the right to reject any purchase order and to suspend the offering of shares of the Fund. The Fund reserves the right to vary the minimums for initial and subsequent investments in the Fund's shares at any time. In addition, the Fund may waive the minimum investment requirement for any investor. The factors to be considered in the waiver or variation of such minimum investments include, but are not limited to, the relationship of the investor to the Fund, the amount of the proposed investment, and the type of investor.

                                    TAXATION

     The following is only a summary of certain additional federal income tax considerations generally affecting the Fund and its shareholders. No attempt is made to present a detailed explanation of the federal, state or local tax treatment of the Fund or its shareholders, and the discussion here and in the prospectus is not intended as a substitute for careful tax planning.

     The following discussion of federal income tax consequences is based on the Internal Revenue Code of 1986, as amended (the Code), and the regulations issued thereunder as in effect on the date of this SAI. New legislation, as well as administrative changes, or court decisions, may significantly change the conclusions expressed herein, and may have a retroactive effect with respect to the transactions contemplated herein.

     The Fund expects to qualify as a regulated investment company (RIC) under Subchapter M of the Code. In order to qualify as a RIC for any taxable year, the Fund must derive at least 90% of its gross income from dividends, interest, certain payments with respect to securities loans and gains from the sale or other disposition of stock, securities or foreign currencies and other income (including, but not limited to, gains from options, futures or forward contracts) derived with respect to its business of investing in such stock, securities or currencies (the Income Requirement). In addition, at the close of each quarter of the Fund's taxable year, (1) at least 50% of the value of its assets must consist of cash and cash items, U.S. government securities, securities of other RICs, and securities of other issuers (as to which the Fund has not invested more than 5% of the value of its total assets in securities of such issuer and as to which the Fund does not hold more than 10% of the outstanding voting securities of such issuer), and (2) no more than 25% of the value of its total assets may be invested in the securities of any one issuer (other than U.S. government securities and securities of other RICs), or in two or more issuers that the Fund controls and that are engaged in the same or similar trades or businesses or related trades or businesses (the Asset Diversification Test). Generally, the Fund will not lose its status as a RIC if it fails to meet the Asset Diversification Test solely as a result of a fluctuation in value of portfolio assets not attributable to a purchase.

     Under Subchapter M of the Code, the Fund is exempt from federal income tax on its taxable net investment income and net capital gains that it distributes to shareholders, provided generally that it distributes at least 90% of its investment company taxable income (net investment income and the excess of net short-term capital gains over net long-term capital loss) for the year (the Distribution Requirement) and complies with the other requirements of the Code described above. The Distribution Requirement for any year may be waived if a RIC establishes to the satisfaction of the Internal Revenue Service that it is unable to satisfy the Distribution Requirement by reason of distributions previously made for the purpose of avoiding liability for federal excise tax (discussed below).

     If for any taxable year the Fund does not qualify as a RIC, all of its taxable income will be subject to tax at regular corporate rates without any deduction for distributions to shareholders, and such distributions generally will be taxable as ordinary dividends to the extent of the Fund's current and accumulated earnings and profits. However, in the case of corporate shareholders, such distributions generally will be eligible for the 70% dividends received deduction for "qualifying dividends".

     The Code imposes a nondeductible 4% excise tax on RICs that do not distribute in each calendar year an amount equal to 98% of their ordinary income for the calendar year plus 98% of their capital gains net income for the one-year period ending on October 31 of such calendar year. The balance of such income must be distributed during the next calendar year. For the foregoing purposes, a RIC will include in the amount distributed any amount taxed to the RIC as investment company taxable income or capital gains for any taxable year ending in such calendar year. The Fund intends to make sufficient distributions of its ordinary income and capital gains net income prior to the end of each calendar year to avoid liability for excise tax. However, the Fund may in certain circumstances be required to liquidate portfolio investments in order to make sufficient distributions to avoid excise tax liability.

     If the Fund acquires stock in certain non-U.S. corporations (passive foreign investment companies or PFICs) that receive at least 75% of their annual gross income from passive sources (such as interest, dividends, rents, royalties or capital gains) or at least 50% of whose average assets produce or are held for the production of such passive income, the Fund indirectly through its interest in the PFIC could be subject to federal income tax and additional interest charges on "excess distributions" received from such companies or gain from the sale of stock in such companies, even if the Fund distributes its share of the PFIC income as a taxable dividend to its shareholders. A certain election (treating the PFIC as a "qualified electing fund") filed with the Fund's federal income tax return may, if available, ameliorate these adverse tax consequences, but any such election would require the Fund to recognize ordinary taxable income and net capital gain of the PFIC without the corresponding receipt of cash which may need to be distributed by the Fund to satisfy the Distribution Requirement.

     Pursuant to proposed regulations, open-end regulated investment companies such as the Fund would be entitled to avoid or substantially reduce the tax consequences described in the preceding paragraph by electing to mark-to-market their stock in certain PFICs. Marking to market in this context means recognizing as gain for each taxable year the excess, as of the end of that year, of the fair market value of each PFIC's stock over the owner's adjusted basis in that stock (including mark-to-market gains of a prior year for which an election was in effect). Making the election could result in the recognition of gain without the corresponding receipt of cash which may need to be distributed by the Fund to satisfy the Distribution Requirement. Distributions of net long-term capital gains, if any, are taxable to shareholders as long-term capital gains regardless of how long the shareholder has held the Fund's shares and regardless of whether the distribution is received in additional shares or in cash. Capital gains distributions are not eligible for the dividends received deduction. Under recent legislation, net "long-term capital gain" has been broken down into additional categories of gain, taxable at different rates for individual taxpayers. These categories include 20% rate gain and 28% rate gain and certain other categories of gain that the Fund does not expect to realize. Twenty-eight percent rate gain on assets held longer than 12 months but not longer than 18 months is taxed at the taxpayer's marginal federal income tax rate, but not higher than 28%. Twenty percent rate gain on assets held longer than 18 months is taxed at a maximum rate of 20%. Not later than 60 days after the close of its taxable year, the Fund will provide its shareholders with a written notice designating the amounts of any ordinary income dividends or capital gain dividends as well as the portions of its capital gain dividends that constitute 28% rate gain and 20% rate gain. Distributions of earnings and profits of the Fund other than distributions of net long-term capital gains are taxable to shareholders as ordinary income.

     If capital gain distributions have been made with respect to shares of the Fund that are sold at a loss after being held for six months or less, then the loss is treated as a long-term capital loss to the extent of the capital gain distributions. Any gain or loss recognized on a sale or redemption of shares of the Fund by a shareholder who is not a dealer in securities generally will be treated as a long-term capital gain or loss if the shares have been held for more than 12 months and otherwise generally will be treated as a short-term capital gain or loss.

     The Fund will be required in certain cases to withhold and remit to the U.S. Treasury 31% of distributions payable to any shareholder who (i) has provided the Fund either an incorrect tax identification number or no number at all, (ii) is subject to backup withholding by the Internal Revenue Service for failure to properly report payments of interest or dividends, or (iii) has failed to certify to the Fund that such shareholder is not subject to backup withholding. Rules of state and local taxation of dividend and capital gains distributions from RICs often differ from the rules for federal income taxation described above. Shareholders are urged to consult their tax advisors as to the consequences of these and other state and local tax rules affecting an investment in the Fund and also as to the application of the rules set forth above to a shareholder's particular circumstances.

                                 FUND MANAGEMENT

Directors and Officers

     The Fund's board of directors consists of five directors. The directors and officers of the Fund, their ages and their principal occupations during the last five years are set forth below. Each director who is an "interested person" of the Fund (as defined in the Investment Company Act) is indicated by an asterisk (*). The addresses of each of the directors is 1119 St. Paul St., Baltimore, MD 21202.


                                            Position(s) Held              Principal Occupations(s)
Name and Address                  Age       With Registrant               During the Past Five Years
----------------                  ---       ---------------               --------------------------
David R. Wilmerding, III*          37       President and Director        President of  Nevis Capital
1119 St. Paul Street                                                      Management, Inc.
Baltimore, MD 21202

Jon C. Baker*                      35       Senior Vice President,        Senior Vice President of Nevis
                                            Treasurer, Secretary and      Capital Management, Inc.
                                            Director

Joseph R. Hardiman                 62       Director                      Retired; President and Chief
                                                                          Executive Officer and a member of the
                                                                          Board of Directors and the Executive
                                                                          Committees of the National
                                                                          Association of Securities Dealers,
                                                                          Inc. and its wholly owned subsidiary,
                                                                          The Nasdaq Stock Market, Inc. from
                                                                          September 1987 to January 1997.  Mr.
                                                                          Hardiman currently serves on the
                                                                          board of directors of Wit Capital
                                                                          Corporation.

Bailey Morris-Eck                  56       Director                      Senior Associate of the Reuters
                                                                          Foundation and Director of
                                                                          Reuters/Carnegie Public Policy
                                                                          Series.  Served as Vice President of
                                                                          the Brookings Institution from April
                                                                          1997 through April 1999.  Served as a
                                                                          Senior Advisor to the U.S. President
                                                                          on Economic Policy and Summit
                                                                          Coordination from 1994 through 1997.
                                                                          Ms. Morris-Eck currently on the board
                                                                          of directors of Investment Company of
                                                                          America (American Funds Group - Los
                                                                          Angeles).

Charles E. Noell                   46       Director                      General partner of JMI Equity Fund,
                                                                          L.P.  Mr. Noell is currently on the
                                                                          boards of Expert Software, Inc.;
                                                                          Peregrine Systems, Inc.; and
                                                                          Transaction System Architects, Inc.

     The Fund's Charter require the Fund to indemnify its directors and officers to the full extent permitted by Maryland law. Nothing in the charter or bylaws of the Fund protects any director or officer against any liability to the Fund or its shareholders to which he or she would otherwise be subject by reason of willful misfeasance, bad faith, gross negligence, or reckless disregard of the duties involved in the conduct of his or her office.

     The officers and directors of the Fund who are "interested persons" of the Fund within the meaning of the Investment Company Act do not receive compensation directly from the Fund for serving in the capacities described above. However, those officers and directors who are affiliated with the Fund's investment adviser may receive remuneration indirectly from the Fund for services provided in their respective capacities with the investment adviser. Each of the non-interested directors receives for his or her service on the board of directors a fee of $2,500 for each board meeting attended in person, a fee of $1,500 for each telephone board meeting, plus reimbursement for out-of-pocket expenses incurred in connection with attendance in person at board meetings. The following table sets forth the information concerning the compensation paid by the Fund to directors during the fiscal year ended May 31, 1999. The Fund does not offer any pension or retirement benefits to its directors.

     Name of Director                   Aggregate Compensation From the Fund (1)
     ----------------                   ----------------------------------------

     David R. Wilmerding, III           $0

     Jon C. Baker                       $0

     Joseph R. Hardiman                 $____

     Bailey Morris-Eck                  $____

     Charles E. Noell                   $____

----------
(1)  The Fund commenced operations on June 29, 1998.

Code of Ethics

     The Fund has adopted a code of ethics pursuant to Rule 17j-1 under the Investment Company Act. The code of ethics applies to the personal investing activities of all directors and officers of the Fund, as well as to designated officers, directors, and employees of the Fund's investment adviser and its distributor. As described below, the code of ethics imposes significant restrictions on the investment adviser's investment personnel, including the portfolio managers and employees who execute or help execute a portfolio manager's decisions or who obtain contemporaneous information regarding the purchase or sale of a security by the Fund.

     The code of ethics requires that covered employees of the investment and all Fund directors who are "interested persons" preclear personal securities investments (with certain exceptions, such as non-volitional purchases or purchases that are part of an automatic dividend reinvestment plan). The preclearance requirement and associated procedures are designed to identify any substantive prohibition or limitation applicable to the proposed investment. The substantive restrictions applicable to investment personnel include a ban on acquiring any securities in an initial public offering, a prohibition from profiting on short-term trading in securities, and special preclearance of the acquisition of securities in private placements. Furthermore, the code of ethics provides for trading "blackout periods" that prohibit trading by investment personnel and certain other employees within periods of trading by the Fund in the same security. Officers, directors, and employees of the Fund's investment adviser and distributor may comply with codes instituted by those entities so long as they contain similar requirements and restrictions.

Investment Adviser

     The board of Directors of the Fund has approved an investment management agreement between the Fund and Nevis Capital Management, Inc. (the Adviser). Under the agreement, the Adviser manages the Fund's investments subject to the supervision and direction of the Fund's board of directors. The Adviser is responsible for providing a continuous investment program for the Fund, including the provision of investment research and management with respect to all securities and investments and cash equivalents purchased, sold, or held in the Fund, and the selection of brokers-dealers through which securities transactions for the Fund will be executed. In carrying out its responsibilities, the Adviser is required to act in conformance with the Fund's charter, the Investment Company Act and the Investment Advisers Act of 1940, as amended.

     The investment management agreement will remain in effect for two years from the date of its initial execution and from year to year thereafter, so long as such continuance is specifically approved at least annually by the Fund's board of directors or by vote of a majority of the outstanding voting securities of the Fund (as defined in the Investment Company Act) and by the vote of a majority of the directors who are not parties to the agreement or "interested persons" of any such party (as defined in the Investment Company Act), cast in person at a meeting called for the purpose of voting on such approval. The agreement may be terminated by either the Fund or the Adviser on 60 days' written notice. It will terminate automatically in the event of its assignment (as defined by the Investment Company Act).

     The Adviser bears all expenses in connection with the performance of services under the investment management agreement with the Fund. In addition, the Adviser bears all ordinary expenses incurred in the conduct of the Fund's operations, including, without limitation, the following: the expenses of directors and officers of the Fund; fees for administrative services; expenses of organizing the Fund and continuing its existence; fees and expenses of preparing and filing the Fund's registration statement under the Securities Act and the Investment Company Act, and any amendments thereto; fees and expenses of directors and officers of the Fund; fees for administrative services; expenses of preparing, printing and distributing prospectuses, shareholder reports and other materials to shareholders; interest; brokerage commissions; taxes and governmental fees; expenses of issue, purchase, repurchase and redemption of shares; charges and expenses of custodians, transfer agents, dividend disbursing agents and registrars; printing and mailing costs; expenses of auditing, accounting and legal services; expenses of meetings of the board of directors and shareholders and proxy solicitations; insurance expenses; and association membership dues. The Fund bears all extraordinary expenses incurred in the course of its business.

     For the fiscal year ended May 31, 1999, the investment advisory fee paid by the Fund to the Adviser was $-------.

     In addition to receiving its advisory fee, the Adviser may also act and be compensated as investment manager for its clients with respect to assets that are invested in the Fund. In some instances the Adviser may elect to credit against any investment management fee received from a client that is also a shareholder of the Fund an amount equal to all or a portion of the fee received by the Adviser from the Fund with respect to the client's assets invested in the Fund.

Administrator

     SEI Investments Mutual Fund Services (the Administrator), One Freedom Valley Drive, Oaks, PA 19456, serves as the administrator for the Fund. SEI Financial Management Corporation, a wholly-owned subsidiary of SEI Corp., is the owner of all beneficial interest in the Administrator.

     Pursuant to an administration agreement between the Administrator and the Fund, the Administrator has agreed to provide certain fund accounting and administrative services to the Fund, including among other services, accounting relating to the Fund and its investment transactions; computing daily net asset values; monitoring the investments and income of the Fund for compliance with applicable tax laws; preparing for execution and filing federal and state tax returns, and semi-annual and annual shareholder reports; preparing monthly financial statements including a schedule of investments; assisting in the preparation of registration statements and other filings related to the registration of shares; coordinating contractual relationships and communications between the Fund's investment adviser and custodian; preparing and maintaining the Fund's books of account, records of securities transactions, and all other books and records in accordance with applicable laws, rules and regulations (including, but not limited to, those records required to be kept pursuant to the Investment Company Act); and performing such other duties related to the administration of the Fund as may be agreed upon in writing by the parties to the respective agreements.

     Compensation for the services and facilities provided by the Administrator under its administration agreement with the Fund includes payment of the Administrator's out-of-pocket expenses. The Administrator's reimbursable out-of-pocket expenses include, but are not limited to, postage and mailing, telephone, telex, Federal Express, independent pricing service charges, and record retention/storage.

     For the fiscal year ended May 31, 1999, the administration fee paid to the Administrator was $______.

Distributor

     SEI Investments Distribution Co. (the Distributor), located at One Freedom Valley Drive, Oaks, PA 19456, serves as the principal underwriter and distributor for the Fund's shares pursuant to a distribution agreement with the Fund. The distribution agreement was initially approved by the Fund's board of directors. The Distributor is a registered broker-dealer and a member of the National Association of Securities Dealers, Inc. The Distributor is an indirect wholly-owned subsidiary of SEI Investments Company.

     The Distributor offers shares of the Fund continuously and has agreed to use its best efforts to solicit purchase orders for shares. The Distributor is not obligated to sell any specific amount of shares of the Fund. The Distributor bears all expenses of providing services pursuant to its distribution agreement with the Fund. The Fund bears the expenses of registering its shares with the SEC and with applicable state regulatory authorities.

     The distribution agreement will remain in effect for two years from the date of its initial execution and from year to year thereafter, so long as such continuance is specifically approved at least annually by the Fund's board of directors or by vote of a majority of the outstanding voting securities of the Fund (as defined in the Investment Company Act), and by the vote of a majority of the directors who are not parties to the agreement or "interested persons" of any such party (as defined in the Investment Company Act), cast in person at a meeting called for the purpose of voting on such approval. The agreement may be terminated by either the Fund or the Distributor on 60 days' written notice. It will terminate automatically in the event of its assignment (as defined by the Investment Company Act).

                                FUND PERFORMANCE

     For purposes of quoting and comparing the performance of the Fund to that of other mutual funds and to stock or other relevant indices or averages in advertisements or in certain reports to shareholders, performance will generally be stated both in terms of total return and in terms of yield. However, the Fund may also from time to time state its performance solely in terms of total return.

Total Return Calculations

     The total return quotations, under the rules of the SEC, must be calculated according to the following formula:

     P(1 + T)(n) = ERV

     Where:            P =      a hypothetical initial payment of $1,000

                       T =      average annual total return

                       n =      number of years (1, 5 or 10)

                     ERV =      ending redeemable value of the
                                hypothetical $1,000 payment made at the
                                beginning of the designated period (or
                                fractional portion thereof)

     Under the above formula, the time periods used in advertising will be based on rolling calendar quarters, updated to the last day of the most recent quarter prior to submission of the advertising for publication, and will cover one-, five-, and ten-year periods or a shorter period dating from the effectiveness of the Fund's registration statement (or the later commencement of operations of the Fund). In calculating the ending redeemable value for the Fund's shares, all dividends and distributions by the Fund are assumed to have been reinvested at net asset value as described in the prospectus on the reinvestment dates during the period. "T" in the formula above is calculated by finding the average annual compounded rate of return over the period that would equate an assumed initial payment of $1,000 to the ending redeemable value. Any recurring account charges that might be imposed by the Fund in the future would be included.

     The Fund may also from time to time include in such advertising total return figures that are not calculated according to the formulate set forth above to compare more accurately the Fund's performance with other measures of investment return. For example, in comparing the Fund's total return with data published by Lipper Analytical Services, Inc., CDA/Weisenberger or Morningstar Inc., the Fund calculates its aggregate and average annual total return for the specified periods of time by assuming the investment of $10,000 in shares and assuming the reinvestment of each dividend or other distribution at net asset value on the reinvestment date.

     Alternative total return information will be given no greater prominence in such advertising than the information prescribed under SEC rules, and all advertisements containing performance data will include a legend disclosing that such performance data represent past performance and that the investment return and principal value of an investment will fluctuate so that an investor's shares, when redeemed, may be worth more or less than their original cost.

     For the period June 29, 1998 (commencement of operations) through May 31, 1999, the Fund's average annual total return was ____%.

Yield Calculations

     The yield of Fund shares is computed by dividing the Fund's net investment income per share during a base period of 30 days, or one month, by the maximum offering price per share on the last day of such base period in accordance with the following formula

     YIELD = 2[(a - b + 1)/6/ - 1]
                -----
                 cd

     Where:          a   =   net investment income earned during the period

                     B   =   net expenses accrued for the period

                     C   =   the average daily number of shares
                             outstanding during the period that were
                             entitled to receive dividends

                     D   =   the maximum offering price per share

     Net investment income will be determined in accordance with rules established by the SEC.

     For the 30-day period ended May 31, 1999, the Fund's yield was ____%.

                          DESCRIPTION OF CAPITAL STOCK

     The Fund is authorized to issue 100,000,000 shares of Common Stock, par value $.01 per share. The board of directors may increase or decrease the number of authorized shares without shareholder approval.

     The Fund's charter provides for the establishment of separate series and separate classes of shares by the board of directors at any time. In the event series of shares are established, each series would be managed separately and shareholders of each series would have an undivided interest in the net assets of that series. For tax purposes, the series will be treated as separate entities. In the event additional classes of shares are established, each class of shares issued generally will be identical to every other class and expenses of the Fund or a series thereof (other than any fees or expenses attributable a particular class) would be prorated among all classes based upon relative net assets.

     All shares of the Fund, regardless of class or series, have equal rights with respect to voting, except that the holders of a particular class or series of shares are not entitled to vote on any matter which does not affect any interest of that class or series. All classes and series of Fund shares vote together as a single class, except as otherwise required by applicable law. Shareholders of the Fund do not have cumulative voting rights, and therefore the holders of more than 50% of the outstanding shares voting together for election of directors may elect all the members of the Fund's board of directors. In such event, the remaining holders cannot elect any members of the board of directors.

     There are no preemptive, conversion, or exchange rights applicable to any shares of the Fund. The outstanding shares are fully paid and non-assessable. In the event of liquidation or dissolution of the Fund, each share is entitled to its portion of the Fund's assets (or the assets allocated to a separate series of shares if there is more than one series) after all debts and expenses have been paid.

     As of _____ __, 1999, the officers and directors of the Fund, as a group, owned less than 1% of the outstanding shares of the Fund and the following persons owned beneficially more than 5% of the Fund's outstanding shares:

     [---------------]

     [---------------]

                              FINANCIAL STATEMENTS

     The financial statements incorporated by reference into this Statement of Additional Information and the Financial Highlights included in the prospectus have been audited by Arthur Andersen LLP, independent public accountants, as indicated in their report, with respect thereto, and are included herein in reliance upon the authority of said firm as experts in giving said reports.

                                     PART C

                                OTHER INFORMATION

Item 23.  Exhibits

          (a)  Articles of Amendment and Restatement of the Registrant.

          (b) Amended and Restated By-Laws of the Registrant are incorporated by reference to Exhibit 2 to Pre-Effective Amendment No. 1.

          (c)  Not applicable.

          (d) Investment Management Agreement dated as of June 29, 1998, between the Registrant and Nevis Capital Management, Inc. is incorporated by reference to Exhibit 5 to Pre-Effective Amendment No. 1.

          (e) (1) Distribution Agreement dated as of June 29, 1998, between the Registrant and SEI Investments Distribution Co. is incorporated by reference to Exhibit 6 to Pre-Effective Amendment No. 1.

               (2) Administration Agreement dated as of June 29, 1998, between the Registrant and SEI Investments Mutual Fund Services is incorporated by reference to Exhibit 9(a) to Pre-Effective Amendment No. 1.

          (f)  Not applicable.

          (g) Custodian Agreement dated as of June 29, 1998, between the Registrant and First Union National Bank.*

          (h) Transfer Agency and Services Agreement dated as of June 29, 1998, between the Registrant and Forum Shareholder Services, LLC. is incorporated by reference to Exhibit 9(b) to Pre-Effective Amendment No. 1.

          (i) Opinion and Consent of Piper & Marbury L.L.P. is incorporated by reference to Exhibit 10 to Pre-Effective Amendment No. 1.

          (j)  Consent of Independent Public Accountants.

          (k)  Not applicable.

          (l) Initial Capital Agreement dated as of June 29, 1998, between the Registrant and Nevis Capital Management, Inc. is incorporated by reference to Exhibit 13 to Pre-Effective Amendment No. 1.

          (m)  Not applicable.

          (n)  Not applicable.

          (o)  Not applicable.

----------
* To be filed by amendment.

Item 24. Persons Controlled by or Under Common Control with the Fund

     None.

Item 25. Indemnification

     Reference is made to Article Eighth, Section 5 of the Articles of Amendment and Restatement and Article VII of the Amended and Restated By-Laws of the Registrant filed as Exhibits (a) and (b), respectively.

     Insofar as indemnification for liability arising under the Securities Act of 1933 may be permitted to directors, officers and controlling persons of the Registrant pursuant to the foregoing provisions, or otherwise, the Registrant has been advised that in the opinion of the Securities and Exchange Commission such indemnification is against public policy as expressed in the Act and is, therefore, unenforceable. In the event that a claim for indemnification against such liabilities (other than the payment by the Registrant of expenses incurred or paid by a director, officer or controlling person of the Registrant in the successful defense of any action, suit or proceeding) is asserted by such director, officer or controlling person in connection with the securities being registered, the Registrant will, unless in the opinion of its counsel the matter has been settled by controlling precedent, submit to a court of appropriate jurisdiction the question whether such indemnification by it is against public policy as expressed in the Act and will be governed by the final adjudication of such issue.

Item 26. Business and Other Connections of the Investment Adviser

     A description of the directors and officers of the Registrant's investment adviser and other required information is incorporated herein by reference to the Form ADV and schedules thereto of Nevis Capital Management, Inc., as amended, filed (File No. 801-39504) with the Securities and Exchange Commission under the Investment Advisers Act of 1940.

Item 27. Principal Underwriters

     (a) SEI Investments Distribution Co. (the "Distributor") acts as distributor for the Registrant. The Distributor also acts as distributor for:

     SEI Daily Income Trust                              July 15, 1982
     SEI Liquid Asset Trust                              November 29, 1982
     SEI Tax Exempt Trust                                December 3, 1982
     SEI Index Funds                                     July 10, 1985
     SEI Institutional Managed Trust                     January 22, 1987
     SEI International Trust                             August 30, 1988
     The Advisors' Inner Circle Fund                     November 14, 1991
     The Pillar Funds                                    February 28, 1992
     CUFUND                                              May 1, 1992
     STI Classic Funds                                   May 29, 1992
     First American Funds, Inc.                          November 1, 1992

     First American Investment Funds, Inc.               November 1, 1992
     The Arbor Fund                                      January 28, 1993
     Boston 1784 Funds                                   June 1, 1993
     The PBHG Funds, Inc.                                July 16, 1993
     Morgan Grenfell Investment Trust                    January 3, 1994
     The Achievement Funds Trust                         December 27, 1994
     Bishop Street Funds                                 January 27, 1995
     STI Classic Variable Trust                          August 18, 1995
     ARK Funds
     Huntington Funds                                    January 11, 1996
     SEI Asset Allocation Trust                          April 1, 1996
     TIP Funds                                           April 28, 1996
     SEI Institutional Investments Trust                 June 14, 1996
     First American Strategy Funds, Inc.                 October 1, 1996
     HighMark Funds                                      February 15, 1997
     Armada Funds                                        March 8, 1997
     PBGH Insurance Series Fund, Inc.                    April 1, 1997
     The Expedition Funds                                June 9, 1997
     Alpha Select Funds                                  January 1, 1998
     Oak Associates Funds                                February 27, 1998
     The Parkstone Group of Funds                        September 14, 1998
     CNI Charter Funds                                   April 1, 1999
     The Parkstone Advantage Fund                        May 1, 1999

     The Distributor provides numerous financial services to investment managers, pension plan sponsors, and bank trust departments. These services include portfolio evaluation, performance measurement and consulting services ("Funds Evaluation") and automated execution, clearing and settlement of securities transactions ("MarketLink").

     (b) Directors, officers and partners of SEI Investments Distribution Co. are as follows:


Name and Principal                       Positions and Offices                               Positions and Offices
Business Address*                        With Underwriter                                    With Registrant
------------------                       ---------------------                               ---------------------
Alfred P. West, Jr.                      Director, Chairman of the Board of Directors

Richard B. Lieb                          Director and Executive Vice President

Carmen V. Romeo                          Director

Mark J. Held                             President and Chief Operating Officer

Gilbert L. Beebower                      Executive Vice President

Dennis J. McGonigle                      Executive Vice President

Robert M. Silvestri                      Chief Financial Officer and Treasurer

Leo J. Dolan, Jr.                        Senior Vice President

Carl A. Guarino                          Senior Vice President

Larry Hutchison                          Senior Vice President

Jack May                                 Senior Vice President

Hartland J. McKeown                      Senior Vice President

Kevin P. Robins                          Senior Vice President and General Counsel

Patrick K. Walsh                         Senior Vice President

Robert Crudup                            Vice President and Managing Director

Barbara Doyne                            Vice President

Vic Galef                                Vice President and Managing Director

Kim Kirk                                 Vice President and Managing Director

John Krzeminski                          Vice President and Managing Director

Carolyn McLaurin                         Vice President and Managing Director

Lauri White                              Vice President and Assistant Secretary

Wayne M. Withrow                         Vice President and Managing Director

Robert Aller                             Vice President

Gordon W. Carpenter                      Vice President

Todd Cipperman                           Vice President and Assistant Secretary

S. Courtney Collier                      Vice President and Assistant Secretary

Richard A. Deak                          Vice President and Assistant Secretary

Jeff Drennen                             Vice President

James R. Foggi                           Vice President and Assistant Secretary

Lydia A. Gavalis                         Vice President and Assistant Secretary

Greg Gettinger                           Vice President and Assistant Secretary

Kathy Heilig                             Vice President

Jeff Jacobs                              Vice President

Samuel King                              Vice President

W. Kelso Morrill                         Vice President

Mark Nagle                               Vice President

Joanne Nelson                            Vice President

Cynthia M. Parrish                       Vice President and Secretary

Kim Rainey                               Vice President

Robert Redican                           Vice President

Maria Rinehart                           Vice President

Steve Smith                              Vice President

Kathryn L. Stanton                       Vice President

Lynda J. Striegel                        Vice President and Assistant Secretary

----------
* 1 Freedom Valley Drive, Oaks, PA 19456

     (c) Not applicable.

Item 28. Location of Accounts and Records

     The Registrant maintains the records required by Section 31(a) of the Investment Company Act of 1940, as amended, and Rules 31a-1, 31a-2 and 31a-3 thereunder at its principal office located at 1119 St Paul Street, Baltimore, MD 21202. Certain records may be maintained pursuant to Rule 31a-3 at the offices of the Registrant's administrator, SEI Investments Mutual Fund Services, located at One Freedom Valley Drive, Oaks, PA 19456. Certain records, including records relating to the Registrant's shareholders, may be maintained pursuant to Rule 31a-3 at the offices of the Registrant's transfer agent, Forum Shareholder Services, LLC, located at 3 Canal Plaza, Portland, Maine 04101. Certain records relating to the physical possession of the Registrant's securities may be maintained at the offices of the Registrant's custodian, First Union National Bank, located at 530 Walnut Street, Mezzanine Level, Philadelphia, Pennsylvania 19106.

Item 29. Management Services

     Not applicable.

Item 30. Undertakings

     Not applicable.

                                   SIGNATURES

     Pursuant to the requirements of the Securities Act of 1933 and the Investment Company Act of 1940, the Registrant has duly caused this Post-Effective Amendment No. 1 to the Registration Statement to be signed on its behalf by the undersigned, hereunto duly authorized, in the City of Baltimore, and State of Maryland, on the 26th day of July, 1999.

                                            THE NEVIS FUND, INC.



                                            By: /s/ David R. Wilmerding, III
                                                ----------------------------
                                                    David R. Wilmerding, III
                                                    President

     Pursuant to the requirements of the Securities Act of 1933, this Post-Effective Amendment No. 1 to the Registration Statement has been signed below by the following persons in the capacities and on the date indicated.


        Signature                                    Title                             Date
        ---------                                    -----                             ----
/s/ David R. Wilmerding, III        President (principal executive officer)        July 26, 1999
----------------------------        and Director
David R. Wilmerding, III


/s/ Jon C. Baker                    Treasurer (principal financial and             July 26, 1999
----------------------------        accounting officer) and Director
Jon C. Baker


         *                          Director                                       July 26, 1999
----------------------------
Joseph R. Hardiman


         *                          Director                                       July 26, 1999
----------------------------
Bailey Morris-Eck


         *                          Director                                       July 26, 1999
----------------------------
Charles E. Noell



         * By: /s/ David R. Wilmerding, III                                        July 26, 1999
               ----------------------------
               David R. Wilmerding, III
               Attorney-in-Fact

     A power of attorney authorizing David R. Wilmerding, III to execute amendments to this Registration Statement for each director of the Registrant on whose behalf this amendment to the Registration Statement is filed is filed herewith.

                               POWER OF ATTORNEY


     KNOW ALL MEN BY THESE PRESENTS, that the undersigned directors and officers of The Nevis Fund, Inc. (the "Fund") do hereby constitute and appoint David R. Wilmerding, III, Jon C. Baker and Alan C. Porter, and each of them severally, their true and lawful attorney-in-fact and agent, for them and in their names, place and stead, in any and all capacities, to sign one or more registration statements of the Fund to be filed with the Securities and Exchange Commission under the Securities Act of 1933, as amended, and/or the Investment Company Act of 1940, as amended, and any and all amendments thereto, and any and all other documents required to be filed with any regulatory authority, federal or state, relating to the registration of the Fund or its shares of capital stock, without limitation, granting unto said attorneys-in-fact, and each of them severally, full power and authority to do or cause to be done each and every act and thing requisite and necessary in and about the premises in order to effectuate the same as fully to all intents and purposes as they might or could do if personally present, including, but not limited to, the power to appoint a substitute or substitutes to act hereunder with the same power and authority as said attorneys-in-fact, or any of them, would have if acting personally, and hereby ratifying and confirming all that said attorneys-in-fact, or any of them, or any substitute or substitutes, may lawfully do or cause to be done by virtue hereof.

     IN WITNESS WHEREOF, the undersigned have hereunto set their hands as of the date set forth below.

/s/ David R. Wilmerding, III                       June 11, 1998
----------------------------
David R. Wilmerding, III

/s/ Jon C. Baker                                   June 11, 1998
----------------------------
Jon C. Baker

/s/ Joseph R. Hardiman                             June 11, 1998
----------------------------
Joseph R. Hardiman

/s/ Charles E. Noell                               June 11, 1998
----------------------------
Charles E. Noell

/s/ Bailey Morris-Eck                              July 19, 1999
----------------------------
Bailey Morris-Eck